UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08932

Artisan Partners Funds, Inc.

(Exact name of registrant as specified in charter)

875 East Wisconsin Avenue, Suite 800

Milwaukee, WI 53202

(Address of principal executive offices) (Zip Code)

Sarah A. Johnson	John M. Loder
Artisan Partners Funds, Inc.	Ropes & Gray LLP
875 East Wisconsin Avenue, Suite 800	Prudential Tower, 800 Boylston Street
Milwaukee, Wisconsin 53202	Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (414) 390-6100

Date of fiscal year end: 09/30

Date of reporting period: 06/30/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 94.8%

ARGENTINA - 2.2%
Grupo Financiero Galicia S.A. (DR)	1,612,776	$53,189

BRAZIL - 7.0%
BK Brasil Operacao e Assessoria a Restaurantes S.A. (1)	5,248,399	21,558
Estacio Participacoes S.A.	3,842,500	24,171
Hypera S.A.	5,902,300	42,047
Lojas Renner S.A.	3,662,800	27,756
Pagseguro Digital Ltd., Class A (1)	1,014,153	28,143
Rumo S.A. (1)	6,738,000	24,513

		168,188

CHINA - 28.4%
Alibaba Group Holding Ltd. (DR) (1)	586,578	108,828
Baidu, Inc. (DR) (1)	230,558	56,026
China Literature Ltd. (1)(2)	2,973,387	27,760
Han’s Laser Technology Industry Group Co., Ltd. (2)	3,326,884	26,637
Hangzhou Hikvision Digital Technology Co., Ltd. (2)	9,768,766	54,415
Huazhu Group Ltd. (DR)	674,955	28,341
Kweichow Moutai Co., Ltd., Class A (2)	703,706	77,593
Shanghai International Airport Co., Ltd., Class A (2)	8,520,701	71,182
Sinopharm Group Co., Ltd., Class H (2)	10,544,300	42,298
TAL Education Group (DR) (1)	759,356	27,944
Tencent Holdings Ltd. (2)	2,314,500	115,258
Yum China Holdings, Inc.	1,150,648	44,254

		680,536

FRANCE - 0.8%
LVMH Moet Hennessy Louis Vuitton SE (2)	57,098	18,980

HONG KONG - 7.9%
AIA Group Ltd. (2)	12,630,900	109,349
Galaxy Entertainment Group Ltd. (2)	10,284,000	78,935

		188,284

INDIA - 11.6%
Dish TV India Ltd. (1)(2)	30,609,584	32,066
Eicher Motors Ltd. (2)	91,052	38,144
HDFC Bank Ltd. (DR)	990,607	104,033
ICICI Bank Ltd. (1)(2)	6,613,788	26,534
ICICI Bank Ltd. (DR)	3,448,764	27,694
PVR Ltd. (2)	1,214,209	24,201
UPL Ltd. (1)(2)	2,704,121	24,384

		277,056

INDONESIA - 0.7%
Matahari Department Store Tbk PT (2)	26,822,200	16,440

MEXICO - 1.8%
Banco del Bajio S.A.	20,972,530	44,099

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

NETHERLANDS - 6.6%
ASML Holding N.V. (DR)	257,292	50,936
Unilever N.V. (DR) (2)	1,898,782	105,847

		156,783

PERU - 1.8%
Credicorp Ltd.	195,370	43,982

PHILIPPINES - 0.9%
Puregold Price Club, Inc. (2)	24,699,520	21,558

POLAND - 0.6%
Dino Polska S.A. (1)(2)	509,710	14,140

RUSSIA - 6.1%
Sberbank of Russia PJSC (DR) (2)	5,015,387	72,198
Yandex N.V., Class A (1)	2,074,869	74,488

		146,686

SOUTH AFRICA - 0.8%
Mr Price Group Ltd. (2)	1,145,058	18,812

TAIWAN - 2.3%
Taiwan Semiconductor Manufacturing Co., Ltd. (DR)	1,472,447	53,833

THAILAND - 2.2%
CP ALL PCL (2)	23,824,500	52,824

UNITED ARAB EMIRATES - 1.7%
Emaar Properties PJSC (2)	29,884,681	40,047

UNITED KINGDOM - 0.9%
Diageo plc (2)	618,054	22,185

UNITED STATES - 10.5%
Aptiv plc	562,179	51,512
Copa Holdings S.A., Class A (3)	249,458	23,604
Facebook, Inc., Class A (1)	121,380	23,586
MercadoLibre, Inc.	183,979	54,997
Starbucks Corp.	1,041,090	50,857
Visa, Inc., Class A	360,918	47,804

		252,360

Total common stocks (Cost $2,016,181)		2,269,982

SHORT-TERM INVESTMENTS(CASH EQUIVALENTS) - 5.4%
MONEY MARKET FUNDS - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	42,897,922	42,898
Federated Treasury Obligations Fund - Institutional Class, 1.85%	42,897,922	42,898

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Fidelity Treasury Fund - Institutional Class, 1.75%	42,896,458	42,896

Total short-term investments (cash equivalents) (Cost $128,692)		128,692

Total investments - 100.2% (Cost $2,144,873)		2,398,674

Other assets less liabilities - (0.2)%		(4,965)

Total net assets - 100.0%(4)		$2,393,709

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,131,787, or 47.3% of total net assets.

(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN DEVELOPING WORLD FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$493,587	20.6%
Consumer Staples	294,147	12.3
Financials	481,078	20.0
Health Care	84,345	3.5
Industrials	184,080	7.7
Information Technology	668,314	27.8
Materials	24,384	1.0
Real Estate	40,047	1.7
Short-term investments	128,692	5.4

Total investments	$2,398,674	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$140,045	5.8%
British pound	22,185	0.9
Chinese yuan renminbi offshore	229,827	9.6
Euro	124,827	5.2
Hong Kong dollar	373,600	15.6
Indian rupee	145,329	6.1
Indonesian rupiah	16,440	0.7
Mexican peso	44,099	1.8
Philippine peso	21,558	0.9
Polish zloty	14,140	0.6
South African rand	18,812	0.8
Thai baht	52,824	2.2
U.S. dollar	1,154,941	48.1
UAE dirham	40,047	1.7

Total investments	$2,398,674	100.0%

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.4%

ARGENTINA - 1.8%
Grupo Supervielle S.A. (DR)	54,764	$579
Pampa Energia S.A. (DR) (1)	11,178	400

		979

BRAZIL - 4.5%
Anima Holding S.A.	54,400	211
CVC Brasil Operadora e Agencia de Viagens S.A.	29,163	340
Linx S.A.	115,700	528
Petroleo Brasileiro S.A.	100,189	502
Vale S.A.	72,113	923

		2,504

CHILE - 2.2%
Empresa Nacional de Telecomunicaciones S.A.	46,959	431
SACI Falabella	88,502	811

		1,242

CHINA - 25.0%
Ajisen China Holdings Ltd. (2)	630,913	248
Alibaba Group Holding Ltd. (DR) (1)	18,866	3,500
Baidu, Inc. (DR) (1)	4,909	1,193
China High Precision Automation Group Ltd. (1)(2)(3)	9,066,000	—
China Life Insurance Co., Ltd., Class H (2)	294,800	757
China Petroleum & Chemical Corp., Class H (2)	1,037,453	931
China Traditional Chinese Medicine Holdings Co., Ltd. (2)	1,064,000	919
Ctrip.com International Ltd. (DR) (1)	14,118	672
Digital China Holdings Ltd. (1)(2)	639,460	350
iQIYI, Inc. (DR) (1)	19,861	641
Noah Holdings Ltd. (DR) (1)	18,184	948
Sino Biopharmaceutical Ltd. (2)	958,500	1,463
Sinopharm Group Co., Ltd., Class H (2)	196,500	788
Sinotrans Ltd., Class H (2)	822,341	432
Zhuzhou CRRC Times Electric Co., Ltd., Class H (2)	234,215	1,111

		13,953

CZECH REPUBLIC - 0.9%
Moneta Money Bank AS (2)	153,364	526

GREECE - 1.9%
Alpha Bank AE (1)(2)	161,813	362
JUMBO S.A. (2)	42,372	698

		1,060

HONG KONG - 1.6%
AIA Group Ltd. (2)	100,665	872

INDIA - 6.7%
Godrej Consumer Products Ltd. (2)	26,445	471
Havells India Ltd. (1)(2)	53,642	425
ICICI Bank Ltd. (1)(2)	217,048	871
Kajaria Ceramics Ltd. (2)	44,717	315
Reliance Industries Ltd. (2)	86,048	1,221

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Westlife Development Ltd. (1)(2)	87,008	431

		3,734

INDONESIA - 3.8%
Astra International Tbk PT (2)	1,140,070	524
Bank Rakyat Indonesia Persero Tbk PT (2)	2,504,200	494
Indofood CBP Sukses Makmur Tbk PT (2)	844,700	521
Telekomunikasi Indonesia Persero Tbk PT (2)	2,138,600	560

		2,099

KOREA - 14.3%
Hanssem Co., Ltd. (2)	2,428	229
KB Financial Group, Inc. (2)	9,866	467
Kia Motors Corp. (2)	14,470	400
LG Chem Ltd. (2)	1,849	553
Medy-Tox, Inc. (2)	861	592
Naver Corp. (2)	731	500
Samsung Biologics Co., Ltd. (1)(2)	2,421	905
Samsung Electronics Co., Ltd. (2)	91,229	3,809
Shinhan Financial Group Co., Ltd. (2)	13,823	535

		7,990

MALAYSIA - 0.6%
AirAsia Group Bhd (2)	490,200	363

MEXICO - 1.0%
Cemex S.A.B. de C.V., UNIT (1)	832,018	548

NIGERIA - 0.1%
Ecobank Transnational, Inc. (1)(2)	827,935	46

PERU - 1.8%
Credicorp Ltd.	2,664	600
Grana y Montero S.A.A. (DR) (1)	131,449	414

		1,014

POLAND - 0.6%
PLAY Communications S.A. (2)	51,743	353

RUSSIA - 5.3%
Lukoil PJSC (DR) (2)	15,287	1,043
MMC Norilsk Nickel PJSC (DR) (2)	40,868	730
Polyus PJSC (DR) (2)	21,635	711
Yandex N.V., Class A (1)	13,844	497

		2,981

SOUTH AFRICA - 5.4%
FirstRand Ltd. (2)	120,737	561
Foschini Group Ltd. (2)	60,854	771
Naspers Ltd., Class N (2)	6,671	1,691

		3,023

TAIWAN - 9.8%
E Ink Holdings, Inc. (2)	787,000	874
MediaTek, Inc. (2)	81,794	804
Sunny Friend Environmental Technology Co., Ltd. (2)	132,000	930

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Taiwan Semiconductor Manufacturing Co., Ltd. (2)	399,647	2,843

		5,451

THAILAND - 0.7%
Bangkok Bank PCL (DR) (2)	70,800	417

TURKEY - 1.6%
Akbank Turk AS (2)	211,767	345
Turkiye Sinai Kalkinma Bankasi AS (2)	2,471,574	522

		867

UNITED ARAB EMIRATES - 0.9%
Emaar Development PJSC (1)(2)	355,951	491

UNITED KINGDOM - 2.2%
Georgia Healthcare Group plc (1)(2)	124,346	415
Global Ports Holding plc (2)	119,961	813

		1,228

UNITED STATES - 0.2%
MercadoLibre, Inc.	467	140

VIETNAM - 0.5%
Vietnam Technological & Commercial Joint Stock Bank (1)(4)	68,720	275

Total common stocks (Cost $47,298)		52,156

PREFERRED STOCKS - 5.0%

BRAZIL - 2.2%
Cia Energetica de Minas Gerais, 6.54% (4)	224,800	423
Itau Unibanco Holding S.A., 0.42% (4)	74,735	778

		1,201

COLOMBIA - 0.8%
Banco Davivienda S.A., 2.18% (4)	35,537	449

RUSSIA - 2.0%
Sberbank of Russia PJSC, 4.24% (2)(4)	386,910	1,145

Total preferred stocks (Cost $2,226)		2,795

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.1%
MONEY MARKET FUNDS - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	207,155	207
Federated Treasury Obligations Fund - Institutional Class, 1.85%	207,155	207
Fidelity Treasury Fund - Institutional Class, 1.75%	207,132	207

Total short-term investments (cash equivalents) (Cost $621)		621

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Total investments - 99.5% (Cost $50,145)	55,572

Other assets less liabilities - 0.5%	277

Total net assets - 100.0%(5)	$55,849

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $39,148, or 70.1% of total net assets.

(3)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN EMERGING MARKETS FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$7,026	12.7%
Consumer Staples	992	1.8
Energy	3,697	6.7
Financials	11,549	20.8
Health Care	5,082	9.1
Industrials	4,803	8.6
Information Technology	15,679	28.2
Materials	3,465	6.2
Real Estate	491	0.9
Telecommunication Services	1,344	2.4
Utilities	823	1.5
Short-term investments	621	1.1

Total investments	$55,572	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,705	6.7%
British pound	1,228	2.2
Chilean peso	1,242	2.2
Colombian peso	449	0.8
Czech koruna	526	0.9
Euro	1,060	1.9
Hong Kong dollar	7,871	14.2
Indian rupee	3,734	6.7
Indonesian rupiah	2,099	3.8
Korean won	7,990	14.4
Malaysian ringgit	363	0.7
Mexican peso	548	1.0
Nigerian naira	46	0.1
Polish zloty	353	0.6
South African rand	3,023	5.4
Taiwan dollar	5,451	9.8
Thai baht	417	0.7
Turkish lira	867	1.6
U.S. dollar	13,834	24.9
UAE dirham	491	0.9
Vietnam dong	275	0.5

Total investments	$55,572	100.0%

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 95.3%

AUSTRALIA - 2.0%
Treasury Wine Estates Ltd. (1)	71,929	$929

BRAZIL - 1.7%
Notre Dame Intermedica Participacoes S.A. (2)	81,100	452
Pagseguro Digital Ltd., Class A (2)	11,042	306

		758

CANADA - 1.2%
BlackBerry Ltd. (2)	31,345	303
Canada Goose Holdings, Inc. (2)	3,899	229

		532

CHINA - 2.0%
JD.com, Inc. (DR) (2)	15,267	595
Kingdee International Software Group Co., Ltd. (1)	308,000	313

		908

DENMARK - 1.5%
Genmab AS (1)(2)	4,560	703

FRANCE - 4.0%
Dassault Systemes SE (1)	4,985	698
Orpea (1)	3,092	412
Vivendi S.A. (1)	29,683	726

		1,836

HONG KONG - 2.2%
Techtronic Industries Co., Ltd. (1)	182,900	1,016

INDIA - 2.6%
Eicher Motors Ltd. (1)	574	240
HDFC Bank Ltd. (DR)	9,005	946

		1,186

JAPAN - 2.9%
Nintendo Co., Ltd. (1)	2,200	718
Shiseido Co., Ltd. (1)	7,800	619

		1,337

NETHERLANDS - 6.8%
Adyen N.V. (2)	850	468
ASML Holding N.V. (1)	5,449	1,075
IMCD N.V. (1)	17,508	1,173
Takeaway.com N.V. (1)(2)	5,836	390

		3,106

SOUTH AFRICA - 0.4%
Bid Corp., Ltd. (1)	9,343	187

SPAIN - 1.7%
Amadeus IT Group S.A. (1)	9,855	776

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SWITZERLAND - 1.9%
Temenos AG (1)(2)	5,836	883

UNITED KINGDOM - 6.2%
B&M European Value Retail S.A. (1)	157,115	838
Fevertree Drinks plc (1)	22,417	1,003
Halma plc (1)	38,273	691
Standard Chartered plc (1)	31,307	286

		2,818

UNITED STATES - 58.2%
Alexion Pharmaceuticals, Inc. (2)	2,898	360
AO Smith Corp.	13,179	780
Boston Scientific Corp. (2)	41,395	1,354
BWX Technologies, Inc.	29,026	1,809
Cintas Corp.	5,384	996
Cree, Inc. (2)	11,556	480
Delphi Technologies plc	14,880	676
Diamondback Energy, Inc.	4,908	646
First Republic Bank	12,948	1,253
FLIR Systems, Inc.	9,392	488
Gardner Denver Holdings, Inc. (2)	27,480	808
Global Payments, Inc.	18,552	2,068
Guidewire Software, Inc. (2)	18,900	1,678
IHS Markit Ltd. (2)	25,045	1,292
New York Times Co., Class A	14,532	376
Noble Energy, Inc.	35,210	1,242
Novanta, Inc. (2)	9,855	614
Ollie’s Bargain Outlet Holdings, Inc. (2)	6,802	493
Progressive Corp.	13,420	794
Tableau Software, Inc., Class A (2)	12,522	1,224
TD Ameritrade Holding Corp.	14,030	768
Teledyne Technologies, Inc. (2)	10,744	2,138
Veeva Systems, Inc., Class A (2)	11,054	850
Visteon Corp. (2)	5,449	704
Wabtec Corp.	6,802	671
Webster Financial Corp.	22,881	1,458
Zynga, Inc., Class A (2)	149,424	608

		26,628

Total common stocks (Cost $40,379)		43,603

PREFERRED STOCK - 1.1%

GERMANY - 1.1%
Sartorius AG, 0.36% (1)(3)	3,285	491

Total preferred stock (Cost $379)		491

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.4%
MONEY MARKET FUNDS - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	513,882	514
Federated Treasury Obligations Fund - Institutional Class, 1.85%	513,882	514
Fidelity Treasury Fund - Institutional Class, 1.75%	513,893	514

Total short-term investments (cash equivalents) (Cost $1,542)		1,542

Total investments - 99.8% (Cost $42,300)		45,636

Other assets less liabilities - 0.2%		111

Total net assets - 100.0%(4)		$45,747

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $14,167, or 31.0% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL DISCOVERY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$5,653	12.4%
Consumer Staples	2,738	6.0
Energy	1,888	4.1
Financials	5,505	12.1
Health Care	4,622	10.1
Industrials	9,907	21.7
Information Technology	13,781	30.2
Short-term investments	1,542	3.4

Total investments	$45,636	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$929	2.0%
Brazilian real	452	1.0
British pound	2,818	6.2
Danish krone	703	1.6
Euro	6,209	13.6
Hong Kong dollar	1,329	2.9
Indian rupee	240	0.5
Japanese yen	1,337	2.9
South African rand	187	0.4
Swiss franc	883	1.9
U.S. dollar	30,549	67.0

Total investments	$45,636	100.0%

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 98.4%

BRAZIL - 1.4%
B3 S.A. - Brasil Bolsa Balcao	126,915	$670
Petroleo Brasileiro S.A. (DR)	415,246	4,165

		4,835

CANADA - 2.1%
CAE, Inc.	158,698	3,297
Canadian Pacific Railway Ltd.	20,114	3,681

		6,978

CHILE - 1.7%
Enel Americas S.A. (DR)	661,645	5,829

CHINA - 3.2%
Kweichow Moutai Co., Ltd., Class A (1)	5,899	651
Momo, Inc. (DR) (2)	47,245	2,055
Ping An Insurance Group Co. of China Ltd., Class H (1)	478,000	4,368
Tencent Holdings Ltd. (1)	74,600	3,715

		10,789

DENMARK - 0.6%
Genmab AS (1)(2)	12,693	1,958

FRANCE - 6.2%
Air Liquide S.A. (1)	23,180	2,911
Airbus SE (1)	82,558	9,649
BNP Paribas S.A. (1)	63,952	3,964
Ipsen S.A. (1)	4,632	726
Safran S.A. (1)	18,040	2,188
Vinci S.A. (1)	18,895	1,815

		21,253

GERMANY - 14.0%
Deutsche Boerse AG (1)	114,848	15,302
Linde AG (1)	5,092	1,064
Linde AG, Tender Shares (1)	53,151	12,684
Wirecard AG (1)	114,796	18,478

		47,528

HONG KONG - 2.6%
AIA Group Ltd. (1)	307,195	2,659
Techtronic Industries Co., Ltd. (1)	1,141,000	6,336

		8,995

INDIA - 1.9%
Housing Development Finance Corp., Ltd. (1)	138,559	3,857
ICICI Securities Ltd. (1)(2)	543,619	2,617

		6,474

IRELAND - 0.5%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	83,400	1,535

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

ITALY - 1.1%
Intesa Sanpaolo S.p.A. (1)	1,326,755	3,840

JAPAN - 2.0%
Calbee, Inc. (1)	84,500	3,177
Japan Exchange Group, Inc. (1)	83,200	1,545
Obic Co., Ltd. (1)	26,900	2,224

		6,946

NETHERLANDS - 6.2%
ASM International N.V. (1)	60,838	3,353
ING Groep N.V. (1)	568,520	8,158
InterXion Holding N.V. (2)	154,148	9,622

		21,133

RUSSIA - 0.9%
Yandex N.V., Class A (2)	84,786	3,044

SWEDEN - 2.7%
Elekta AB, Class B (1)	700,285	9,225

SWITZERLAND - 3.4%
Idorsia Ltd. (1)(2)	4,772	126
Lonza Group AG (1)(2)	20,481	5,441
Nestle S.A. (1)	46,602	3,608
Sonova Holding AG (1)	8,596	1,542
Swatch Group AG (1)	1,773	842

		11,559

UNITED KINGDOM - 5.5%
Ferguson plc (1)	45,392	3,683
Glencore plc (1)(2)	639,080	3,030
HSBC Holdings plc (1)	213,145	1,999
London Stock Exchange Group plc (1)	45,349	2,672
Prudential plc (1)	150,217	3,432
Rentokil Initial plc (1)	423,925	1,962
Standard Chartered plc (1)	208,478	1,905

		18,683

UNITED STATES - 42.4%
Activision Blizzard, Inc.	24,393	1,862
Alphabet, Inc., Class A (2)	5,510	6,222
Alphabet, Inc., Class C (2)(3)	5,836	6,511
Amazon.com, Inc. (2)	3,001	5,101
Applied Materials, Inc.	56,098	2,591
Atlassian Corp. plc, Class A (2)	113,520	7,097
Citigroup, Inc.	50,765	3,397
Citizens Financial Group, Inc.	116,897	4,547
CME Group, Inc.	17,047	2,794
DowDuPont, Inc.	77,941	5,138
Facebook, Inc., Class A (2)	64,928	12,617
Fidelity National Information Services, Inc.	64,734	6,864
Flexion Therapeutics, Inc. (2)	124,131	3,209
Guidewire Software, Inc. (2)	30,934	2,746
Harris Corp.	66,924	9,673
IHS Markit Ltd. (2)	107,415	5,542
Intercontinental Exchange, Inc.	131,631	9,681

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Lamb Weston Holdings, Inc.	124,354	8,519
MasterCard, Inc., Class A	47,767	9,387
MercadoLibre, Inc.	1,244	372
Nevro Corp. (2)	45,117	3,603
PayPal Holdings, Inc. (2)	76,466	6,367
PTC, Inc. (2)	74,166	6,958
Q2 Holdings, Inc. (2)	67,676	3,861
Raytheon Co.	47,479	9,172
ViewRay, Inc. (2)	65,871	456

		144,287

Total common stocks and equity-linked security (Cost $279,313)		334,891

PREFERRED STOCK - 0.9%

BRAZIL - 0.9%
Petroleo Brasileiro S.A., 0.28% (3)	654,678	2,904

Total preferred stock (Cost $4,051)		2,904

RIGHTS - 0.0%

ITALY - 0.0%
Intesa Sanpaolo S.p.A. (1)(2)(6)	1,389,606	—

Total rights (Cost $—)		—

Total investments - 99.3% (Cost $283,364)		337,795

Other assets less liabilities - 0.7%		2,414

Total net assets - 100.0%(7)		$340,209

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $158,241, or 46.5% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	4/5/2017-4/19/2018	$1,424	$1,535	0.5%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

ARTISAN GLOBAL EQUITY FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION - June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$12,279	3.6%
Consumer Staples	15,955	4.7
Energy	7,069	2.1
Financials	77,407	22.9
Health Care	26,286	7.8
Industrials	52,197	15.5
Information Technology	115,946	34.3
Materials	24,827	7.4
Utilities	5,829	1.7

Total investments	$337,795	100.0%

TRADING CURRENCIES - June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$3,574	1.1%
British pound	18,683	5.5
Canadian dollar	3,297	1.0
Chinese yuan renminbi offshore	651	0.2
Danish krone	1,958	0.6
Euro	84,132	24.9
Hong Kong dollar	17,078	5.0
Indian rupee	6,474	1.9
Japanese yen	6,946	2.1
Swedish krona	9,225	2.7
Swiss franc	11,559	3.4
U.S. dollar	174,218	51.6

Total investments	$337,795	100.0%

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.0%

AUSTRALIA - 3.3%
James Hardie Industries plc (DR) (1)	2,383,733	$40,123
Treasury Wine Estates Ltd. (1)	5,022,038	64,859

		104,982

BELGIUM - 0.6%
Umicore S.A. (1)	324,086	18,512

BRAZIL - 0.7%
Pagseguro Digital Ltd., Class A (2)	793,978	22,033

CHINA - 4.3%
JD.com, Inc. (DR) (2)	1,164,778	45,368
Tencent Holdings Ltd. (1)	1,513,217	75,356
Xiaomi Corp., Class B (1)(2)(3)	7,784,400	16,867

		137,591

DENMARK - 2.1%
Genmab AS (1)(2)	425,260	65,589

FRANCE - 1.8%
Vivendi S.A. (1)	2,375,383	58,111

GERMANY - 2.2%
Adidas AG (1)	218,199	47,650
Axel Springer SE (1)	302,993	21,912

		69,562

HONG KONG - 4.2%
Sands China Ltd. (1)	11,299,689	60,213
Techtronic Industries Co., Ltd. (1)	13,193,645	73,260

		133,473

INDIA - 2.3%
HDFC Bank Ltd. (DR)	691,409	72,612

JAPAN - 7.7%
Daifuku Co., Ltd. (1)	864,500	37,792
Keyence Corp. (1)	68,300	38,520
Nintendo Co., Ltd. (1)	215,826	70,438
Shiseido Co., Ltd. (1)	1,255,618	99,619

		246,369

NETHERLANDS - 4.3%
ASML Holding N.V. (DR)	393,345	77,870
ING Groep N.V. (1)	4,057,933	58,229

		136,099

SOUTH AFRICA - 0.9%
Bid Corp., Ltd. (1)	1,372,509	27,537

SPAIN - 2.3%
Amadeus IT Group S.A. (1)	931,681	73,408

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SWITZERLAND - 4.2%
Lonza Group AG (1)(2)	182,685	48,529
Temenos AG (1)(2)	571,772	86,464

		134,993

UNITED KINGDOM - 6.9%
AstraZeneca plc (1)	717,909	49,705
Fevertree Drinks plc (1)	1,745,304	78,071
Intertek Group plc (1)	645,858	48,708
London Stock Exchange Group plc (1)	727,495	42,862

		219,346

UNITED STATES - 48.2%
Alphabet, Inc., Class A (2)	72,807	82,213
Anthem, Inc.	343,410	81,742
Aptiv plc	895,781	82,080
Atlassian Corp. plc, Class A (2)	393,617	24,609
Bank of America Corp.	3,517,748	99,165
Booking Holdings, Inc. (2)	20,993	42,555
Boston Scientific Corp. (2)	2,774,031	90,711
Broadcom, Inc.	229,216	55,617
Fortive Corp.	329,142	25,380
IHS Markit Ltd. (2)	4,072,199	210,085
LKQ Corp. (2)	2,132,108	68,014
Lowe’s Cos., Inc.	415,010	39,662
Noble Energy, Inc.	2,561,162	90,358
Pioneer Natural Resources Co.	452,164	85,568
Progressive Corp.	903,447	53,439
S&P Global, Inc.	280,600	57,212
salesforce.com, Inc. (2)	408,816	55,762
State Street Corp.	1,031,177	95,992
Visa, Inc., Class A	1,487,104	196,967

		1,537,131

Total common stocks (Cost $2,306,211)		3,057,348

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.4%
MONEY MARKET FUNDS - 4.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	46,792,016	46,792
Federated Treasury Obligations Fund - Institutional Class, 1.85%	46,792,016	46,792
Fidelity Treasury Fund - Institutional Class, 1.75%	46,791,765	46,792

Total short-term investments (cash equivalents) (Cost $140,376)		140,376

ARTISAN GLOBAL OPPORTUNITIES FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Total investments - 100.4% (Cost $2,446,587)	3,197,724

Other assets less liabilities - (0.4)%	(11,818)

Total net assets - 100.0%(4)	$3,185,906

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,302,334, or 40.9% of total net assets.

(2)	Non-income producing security.
(3)	When-issued security. The Fund segregated assets during the obligation period in an amount at least equal in value to the Fund’s commitment to purchase such security.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$538,825	16.9%
Consumer Staples	270,086	8.4
Energy	175,926	5.5
Financials	479,511	15.0
Health Care	336,276	10.5
Industrials	321,965	10.1
Information Technology	876,124	27.4
Materials	58,635	1.8
Short-term investments	140,376	4.4

Total investments	$3,197,724	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$104,982	3.3%
British pound	219,346	6.9
Danish krone	65,589	2.0
Euro	277,822	8.7
Hong Kong dollar	225,696	7.0
Japanese yen	246,369	7.7
South African rand	27,537	0.9
Swiss franc	134,993	4.2
U.S. dollar	1,895,390	59.3

Total investments	$3,197,724	100.0%

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 87.6%

BELGIUM - 1.8%
Groupe Bruxelles Lambert S.A. (1)	606,335	$63,892

BRAZIL - 2.8%
Telefonica Brasil S.A. (DR)	8,551,719	101,509

CANADA - 2.3%
Imperial Oil Ltd.	2,548,728	84,722

CHINA - 3.3%
Baidu, Inc. (DR) (2)	500,563	121,637

DENMARK - 3.1%
Carlsberg AS, Class B (1)	431,313	50,785
ISS AS (1)	1,824,161	62,646

		113,431

FRANCE - 1.6%
Sodexo S.A. (1)	583,265	58,271

INDIA - 1.0%
Bharti Infratel Ltd. (1)	8,012,081	35,121

JAPAN - 1.3%
Yahoo Japan Corp. (1)	14,478,000	47,947

KOREA - 6.5%
Hyundai Motor Co. (1)	247,706	27,870
KT&G Corp. (1)	344,652	33,050
Naver Corp. (1)	6,914	4,725
Samsung Electronics Co., Ltd. (1)	4,123,893	172,197

		237,842

NETHERLANDS - 1.6%
Akzo Nobel N.V. (1)	98,950	8,431
ING Groep N.V. (1)	3,569,559	51,221

		59,652

NORWAY - 0.5%
Orkla ASA (1)	1,992,635	17,449

SPAIN - 1.0%
Bankia S.A. (1)	9,604,778	35,812

SWEDEN - 0.7%
Telefonaktiebolaget LM Ericsson, Class B (1)	3,410,440	26,249

SWITZERLAND - 9.7%
ABB Ltd. (1)	4,610,189	100,598
Cie Financiere Richemont S.A. (1)	631,370	53,488
LafargeHolcim Ltd. (1)(2)	1,145,038	55,831
Nestle S.A. (1)	704,434	54,535

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

UBS Group AG (1)(2)	5,830,084	89,696

		354,148

UNITED KINGDOM - 10.2%
GlaxoSmithKline plc (1)	3,160,833	63,772
IMI plc (1)	1,287,396	19,224
John Wood Group plc (1)	866,566	7,152
Lloyds Banking Group plc (1)	124,978,061	103,972
Royal Bank of Scotland Group plc (1)(2)	20,830,060	70,380
Tesco plc (1)	32,283,390	109,345

		373,845

UNITED STATES - 40.2%
Advance Auto Parts, Inc.	674,532	91,534
Alphabet, Inc., Class A (2)	45,435	51,305
Alphabet, Inc., Class C (2)(3)	27,106	30,241
American Express Co.	907,642	88,949
Aon plc	394,722	54,144
Arch Capital Group Ltd. (2)	3,910,917	103,483
Bank of New York Mellon Corp.	2,505,822	135,139
Citigroup, Inc.	1,806,919	120,919
Expedia Group, Inc.	566,175	68,049
FedEx Corp.	234,181	53,173
Fluor Corp.	574,565	28,027
Johnson & Johnson	440,632	53,466
Marsh & McLennan Cos., Inc.	1,442,054	118,205
Medtronic plc	1,231,529	105,431
Microsoft Corp.	331,838	32,722
Oracle Corp.	2,587,902	114,023
Progressive Corp.	918,455	54,327
QUALCOMM, Inc.	2,023,389	113,553
United Technologies Corp.	436,534	54,580

		1,471,270

Total common stocks (Cost $2,731,249)		3,202,797

PREFERRED STOCK - 0.1%

KOREA - 0.1%
Hyundai Motor Co., 4.76% (1)(3)	52,116	4,244

Total preferred stock (Cost $4,853)		4,244

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 11.7%
MONEY MARKET FUNDS - 11.7%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	143,253,069	143,253
Federated Treasury Obligations Fund - Institutional Class, 1.85%	143,253,069	143,253

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Fidelity Treasury Fund - Institutional Class, 1.75%	143,257,127	143,257

Total short-term investments (cash equivalents) (Cost $429,763)		429,763

Total investments - 99.4% (Cost $3,165,865)		3,636,804

Other assets less liabilities - 0.6%		20,744

Total net assets - 100.0%(4)		$3,657,548

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,427,903, or 39.0% of total net assets.

(2)	Non-income producing security.
(3)	Non-voting shares.
(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN GLOBAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$303,456	8.3%
Consumer Staples	265,164	7.3
Energy	91,874	2.5
Financials	1,090,139	30.0
Health Care	222,669	6.1
Industrials	318,248	8.8
Information Technology	714,599	19.6
Materials	64,262	1.8
Telecommunication Services	136,630	3.8
Short-term investments	429,763	11.8

Total investments	$3,636,804	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$373,845	10.3%
Canadian dollar	84,722	2.3
Danish krone	113,431	3.1
Euro	217,628	6.0
Indian rupee	35,121	1.0
Japanese yen	47,947	1.3
Korean won	242,086	6.7
Norwegian krone	17,449	0.5
Swedish krona	26,249	0.7
Swiss franc	354,148	9.7
U.S. dollar	2,124,178	58.4

Total investments	$3,636,804	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS – June 30, 2018

Values in thousands

	Contract
	Settlement	Contract Amount				Unrealized
Counterparty	Date	Deliver		Receive		Appreciation
State Street Bank and Trust Company	11/7/2018	CNH	598,258	USD	93,304	$3,530
State Street Bank and Trust Company	11/7/2018	CNH	119,723	USD	18,764	798

						$4,328

CNH - Chinese yuan renminbi offshore

USD - U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Principal Amount	Value
CORPORATE BONDS - 72.3%

AGRICULTURE - 0.4%
Pinnacle Operating Corp., 9.00%, 5/15/2023 (1)(2)(3)	$13,301	$12,503

AUTO PARTS & EQUIPMENT - 0.4%
IHO Verwaltungs GmbH, 4.50% Cash, 5.25% PIK, 9/15/2023 (4)(5)	10,957	10,491

BUILDING MATERIALS - 0.3%
Jeld-Wen, Inc., 4.63%, 12/15/2025 (4)	8,232	7,841

CHEMICALS - 0.8%
Alpha 2 BV, 8.75% Cash, 9.50% PIK, 6/1/2023 (4)(5)	6,700	6,666
CF Industries, Inc., 4.50%, 12/1/2026 (4)	3,478	3,452
OCI N.V., 6.63%, 4/15/2023 (4)(5)	15,200	15,439

		25,557

COMMERCIAL SERVICES - 2.2%
Great Lakes Dredge & Dock Corp., 8.00%, 5/15/2022	16,185	16,549
Laureate Education, Inc., 8.25%, 5/1/2025 (4)	28,445	30,348
ServiceMaster Co., LLC, 5.13%, 11/15/2024 (4)	19,000	18,430

		65,327

DIVERSIFIED FINANCIAL SERVICES - 4.9%
Alliance Data Systems Corp., 5.38%, 8/1/2022 (4)	4,227	4,247
Infinity Acquisition LLC / Infinity Acquisition Finance Corp., 7.25%, 8/1/2022 (4)	30,575	31,211
NFP Corp., 6.88%, 7/15/2025 (4)	61,050	59,829
Quicken Loans, Inc.,
5.25%, 1/15/2028 (4)	20,000	18,446
5.75%, 5/1/2025 (4)	5,000	4,894
Werner FinCo L.P. / Werner FinCo, Inc., 8.75%, 7/15/2025 (4)	31,350	30,449

		149,076

ENGINEERING & CONSTRUCTION - 2.1%
New Enterprise Stone & Lime Co., Inc., 10.13%, 4/1/2022 (4)	13,000	13,812
Tutor Perini Corp., 6.88%, 5/1/2025 (4)	50,260	50,323

		64,135

FOOD - 0.2%
Lamb Weston Holdings, Inc., 4.63%, 11/1/2024 (4)	6,020	5,854

GAS - 0.2%
AmeriGas Partners L.P. / AmeriGas Finance Corp., 5.63%, 5/20/2024	7,000	6,886

HEALTHCARE-SERVICES - 2.7%
Charles River Laboratories International, Inc., 5.50%, 4/1/2026 (4)	8,800	8,820
Eagle Holding Co., II LLC, 7.63% Cash, 8.38% PIK, 5/15/2022 (4)	24,486	24,736
Hadrian Merger Sub, Inc., 8.50%, 5/1/2026 (4)	19,335	18,803

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

HCA, Inc.,
5.25%, 4/15/2025	20,000	20,000
5.38%, 2/1/2025	9,000	8,862

		81,221

INSURANCE - 5.7%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/2025 (4)	50,750	46,183
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 8.25%, 8/1/2023 (4)	35,521	36,671
Ardonagh Midco 3 plc, 8.63%, 7/15/2023 (4)(5)	39,050	39,636
AssuredPartners, Inc., 7.00%, 8/15/2025 (4)	7,277	7,004
HUB International Ltd., 7.00%, 5/1/2026 (4)	12,550	12,393
York Risk Services Holding Corp., 8.50%, 10/1/2022 (4)	35,328	32,417

		174,304

INVESTMENT COMPANIES - 1.3%
Compass Group Diversified Holdings LLC, 8.00%, 5/1/2026 (4)	39,000	38,025

IRON/STEEL - 0.2%
Steel Dynamics, Inc., 4.13%, 9/15/2025	6,000	5,752

MACHINERY-DIVERSIFIED - 1.2%
SPX FLOW, Inc.,
5.63%, 8/15/2024 (4)	22,025	21,860
5.88%, 8/15/2026 (4)	15,600	15,444

		37,304

MEDIA - 14.3%
Altice Luxembourg S.A.,
7.63%, 2/15/2025 (4)(5)	35,000	32,200
7.75%, 5/15/2022 (4)(5)	5,000	4,838
Cablevision Systems Corp.,
5.88%, 9/15/2022	69,077	68,559
8.00%, 4/15/2020	4,767	5,004
CCO Holdings LLC / CCO Holdings Capital Corp.,
5.00%, 2/1/2028 (4)	22,000	20,130
5.13%, 5/1/2027 (4)	46,000	42,952
5.50%, 5/1/2026 (4)	108,580	105,290
5.75%, 2/15/2026 (4)	10,000	9,825
5.88%, 5/1/2027 (4)	4,000	3,905
Cequel Communications Holdings I LLC / Cequel Capital Corp., 7.50%, 4/1/2028 (4)	30,000	30,366
CSC Holdings LLC, 6.75%, 11/15/2021	23,000	24,092
DISH DBS Corp., 5.88%, 7/15/2022	7,000	6,580
Virgin Media Secured Finance plc, 5.50%, 8/15/2026 (4)(5)	39,999	37,443
Ziggo Bond Finance BV, 6.00%, 1/15/2027 (4)(5)	30,966	29,108
Ziggo BV, 5.50%, 1/15/2027 (4)(5)	15,000	14,012

		434,304

MISCELLANEOUS MANUFACTURING - 0.5%
FXI Holdings, Inc., 7.88%, 11/1/2024 (4)	16,600	16,226

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

OIL & GAS - 10.4%
Callon Petroleum Co., 6.13%, 10/1/2024	25,745	26,067
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/2023	24,000	24,300
8.25%, 7/15/2025	17,810	18,879
CrownRock L.P. / CrownRock Finance, Inc., 5.63%, 10/15/2025 (4)	19,000	18,335
Endeavor Energy Resources L.P. / EER Finance, Inc.,
5.50%, 1/30/2026 (4)	26,000	25,220
5.75%, 1/30/2028 (4)	30,700	29,932
EP Energy LLC / Everest Acquisition Finance, Inc., 8.00%, 2/15/2025 (4)	104,600	81,065
Laredo Petroleum, Inc., 6.25%, 3/15/2023	7,000	7,009
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/2026 (4)	6,000	5,863
Seven Generations Energy Ltd.,
5.38%, 9/30/2025 (4)(5)	20,790	19,984
6.75%, 5/1/2023 (4)(5)	42,170	43,646
6.88%, 6/30/2023 (4)(5)	15,440	15,922

		316,222

PACKAGING & CONTAINERS - 3.4%
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/2026	27,397	25,068
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/2026 (4)	26,083	24,779
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026	5,126	5,536
Multi-Color Corp., 4.88%, 11/1/2025 (4)	30,500	28,403
W/S Packaging Holdings, Inc., 9.00%, 4/15/2023 (4)	20,430	20,686

		104,472

PHARMACEUTICALS - 0.6%
Horizon Pharma, Inc., 6.63%, 5/1/2023	3,575	3,597
Horizon Pharma, Inc. / Horizon Pharma USA, Inc., 8.75%, 11/1/2024 (4)	8,955	9,616
NVA Holdings, Inc., 6.88%, 4/1/2026 (4)	4,000	3,975

		17,188

PIPELINES - 1.9%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp., 5.38%, 9/15/2024	28,850	29,067
Energy Transfer Equity L.P., 4.25%, 3/15/2023	29,860	28,815

		57,882

REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026 (4)	5,580	5,301
Iron Mountain, Inc., 5.75%, 8/15/2024	17,698	17,433
Vereit Operating Partnership L.P.,
3.95%, 8/15/2027	10,000	9,324
4.60%, 2/6/2024	17,216	17,216
4.88%, 6/1/2026	79,565	79,296

		128,570

RETAIL - 7.4%
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025 (4)	26,500	24,513
Ferrellgas L.P. / Ferrellgas Finance Corp.,
6.50%, 5/1/2021	53,552	49,134
6.75%, 6/15/2023	3,816	3,329

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Ferrellgas Partners L.P. / Ferrellgas Partners Finance Corp.,
8.63%, 6/15/2020	6,128	5,898
8.63%, 6/15/2020	23,748	22,857
Group 1 Automotive, Inc., 5.25%, 12/15/2023 (4)	19,905	19,109
J Crew Brand LLC / J Crew Brand Corp., 13.00%, 9/15/2021 (4)	35,835	42,106
Neiman Marcus Group LLC, 7.13%, 6/1/2028	1,500	1,223
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (4)	7,818	5,170
Penske Automotive Group, Inc., 5.38%, 12/1/2024	5,452	5,357
Sonic Automotive, Inc., 5.00%, 5/15/2023	49,502	47,274

		225,970

SOFTWARE - 4.4%
First Data Corp.,
5.75%, 1/15/2024 (4)	38,791	38,766
7.00%, 12/1/2023 (4)	60,000	62,495
IQVIA, Inc., 5.00%, 10/15/2026 (4)	2,500	2,434
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/2024 (4)	27,489	30,530

		134,225

TELECOMMUNICATIONS - 2.6%
T-Mobile USA, Inc.,
4.50%, 2/1/2026	21,900	20,449
4.75%, 2/1/2028	12,000	11,100
6.50%, 1/15/2026	45,750	47,109

		78,658

Total corporate bonds (Cost $2,225,497)		2,197,993

BANK LOANS - 22.7%(6)

ADVERTISING - 0.8%
Red Ventures LLC First Lien Term Loan B, 1 Month LIBOR + 4.00%, 6.09%, 11/8/2024	6,948	6,975
Red Ventures LLC Second Lien Term Loan, 1 Month LIBOR + 8.00%, 10.09%, 11/8/2025	15,933	16,152

		23,127

AEROSPACE/DEFENSE - 1.0%
Jazz Acquisition, Inc. First Lien Term Loan, 3 Month LIBOR + 3.50%, 5.83%, 6/19/2021	25,193	24,563
Jazz Acquisition, Inc. Second Lien Term Loan, 3 Month LIBOR + 6.75%, 9.08%, 6/19/2022	7,000	6,685

		31,248

AGRICULTURE - 0.3%
Pinnacle Operating Corp. First Lien Term Loan B, 1 Month LIBOR + 7.25%, 9.34%, 11/15/2021 (1)	9,206	8,458

APPAREL - 0.3%
Fullbeauty Brands Holdings Corp. First Lien Term Loan B, 1 Month LIBOR + 4.75%, 6.84%, 10/14/2022	24,202	9,681
Fullbeauty Brands Holdings Corp. Second Lien Term Loan, 1 Month LIBOR + 9.00%, 11.09%, 10/13/2023	1,000	120

		9,801

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

COMMERCIAL SERVICES - 0.8%
Boing US Holdco, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.25%, 5.61%, 10/3/2024	6,965	6,974
Weight Watchers International, Inc. First Lien Term Loan B,
1 Month LIBOR + 4.75%, 6.76%, 11/29/2024	2,858	2,886
3 Month LIBOR + 4.75%, 7.06%, 11/29/2024	14,205	14,342

		24,202

DIVERSIFIED FINANCIAL SERVICES - 0.7%
Edelman Financial Holdings II, Inc. Second Lien Term Loan, 6 Month LIBOR + 6.75%, 9.25%, 6/26/2026 (7)	3,360	3,379
NFP Corp. First Lien Term Loan B, 1 Month LIBOR + 3.00%, 5.09%, 1/8/2024	1,026	1,018
Werner FinCo L.P. First Lien Term Loan B, 3 Month LIBOR + 4.00%, 5.98%, 7/24/2024 (1)	16,926	16,503

		20,900

ENGINEERING & CONSTRUCTION - 1.1%
ATS Consolidated, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.84%, 2/28/2025	7,481	7,500
Pisces Midco, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.75%, 6.09%, 4/12/2025	25,000	24,922

		32,422

ENVIRONMENTAL CONTROL - 0.2%
Core & Main LP First Lien Term Loan B,
3 Month LIBOR + 3.00%, 5.21%, 8/1/2024	2,649	2,646
6 Month LIBOR + 3.00%, 5.30%, 8/1/2024	2,326	2,323

		4,969

HEALTHCARE-SERVICES - 2.7%
Community Health Systems, Inc. First Lien Term Loan H, 3 Month LIBOR + 3.25%, 5.56%, 1/27/2021	39,006	38,036
DentalCorp Perfect Smile ULC First Lien Term Loan, 1 Month LIBOR + 3.75%, 5.76%, 6/6/2025 (1)(5)	17,600	17,633
DentalCorp Perfect Smile ULC Second Lien Term Loan, 1 Month LIBOR + 7.50%, 9.51%, 6/6/2026 (1)(5)	8,840	8,796
Heartland Dental LLC First Lien Term Loan, 1 Month LIBOR + 3.75%, 5.84%, 4/30/2025	17,391	17,283

		81,748

INSURANCE - 3.6%
AssuredPartners, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.34%, 10/22/2024	19,851	19,740
Hub International Limited Term Loan B, 2 Month LIBOR + 3.00%, 5.36%, 4/25/2025	7,000	6,954
USI, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 5.33%, 5/16/2024	54,857	54,487
York Risk Services Holding Corp. First Lien Term Loan B, 1 Month LIBOR + 3.75%, 5.84%, 10/1/2021	31,793	30,782

		111,963

INTERNET - 0.7%
Ancestry.com Operations, Inc. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.35%, 10/19/2023	21,994	21,944

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

INVESTMENT COMPANIES - 1.6%
TKC Holdings, Inc. First Lien Term Loan, 2 Month LIBOR + 3.75%, 5.93%, 2/1/2023 (7)	24,937	24,851
TKC Holdings, Inc. Second Lien Term Loan, 3 Month LIBOR + 8.00%, 10.10%, 2/1/2024	25,000	24,958

		49,809

MACHINERY-DIVERSIFIED - 0.7%
Engineered Machinery Holdings, Inc. First Lien Term Loan, 3 Month LIBOR + 3.25%, 5.58%, 7/19/2024	4,975	4,947
STS Operating, Inc. 2017 Term Loan, 1 Month LIBOR + 3.75%, 5.84%, 12/11/2024	4,987	4,969
Zodiac Pool Solutions LLC First Lien Term Loan, 3 Month LIBOR + 4.00%, 8.00%, 12/20/2023	8,835	8,824
Zodiac Pool Solutions LLC Second Lien Term Loan, 3 Month LIBOR + 9.00%, 13.00%, 12/20/2024	4,000	4,040

		22,780

PACKAGING & CONTAINERS - 0.1%
Crown Americas LLC First Lien Term Loan B, 1 Month LIBOR + 2.00%, 4.31%, 1/29/2025	3,000	2,999

PHARMACEUTICALS - 0.3%
Pearl Intermediate Parent LLC First Lien Term Loan,
1 Month LIBOR + 2.75%, 4.84%, 2/14/2025	7,708	7,554
1 Month LIBOR + 2.75%, 5.09%, 2/14/2025	629	616

		8,170

RETAIL - 1.8%
J. Crew Group, Inc. First Lien Term Loan B, 1 Month
LIBOR + 3.22%, 5.31%, 3/5/2021	10,329	8,595
LIBOR + 3.22%, 5.31%, 3/5/2021	7,523	6,260
J. Crew Group, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.22%, 5.55%, 3/5/2021	27,219	22,648
Neiman Marcus Group Ltd. LLC First Lien Term Loan, 1 Month LIBOR + 3.25%, 5.26%, 10/25/2020	18,773	16,609

		54,112

SOFTWARE - 5.3%
Applied Systems, Inc. First Lien Term Loan B, 3 Month LIBOR + 3.00%, 5.33%, 9/19/2024	7,431	7,433
Renaissance Holding Corp. First Lien Term Loan, 3 Month LIBOR + 3.25%, 5.58%, 5/30/2025	11,000	10,933
Renaissance Holding Corp. Second Lien Term Loan, 3 Month LIBOR + 7.00%, 9.33%, 5/29/2026	22,617	22,447
SS&C Technologies Holdings Europe SARL First Lien Term Loan B4, 1 Month LIBOR + 2.50%, 4.59%, 4/16/2025 (5)	2,584	2,583
SS&C Technologies, Inc. First Lien Term Loan B3, 1 Month LIBOR + 2.50%, 4.59%, 4/16/2025	6,830	6,827
VF Holdings Corp. First Lien Term Loan B, 1 Month LIBOR + 3.25%, 5.34%, 6/4/2025 (7)	50,000	49,656
VF Holdings Corp. Second Lien Term Loan, 1 Month LIBOR + 7.25%, 9.34%, 6/4/2026 (7)	62,400	61,854

		161,733

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

TELECOMMUNICATIONS - 0.5%
Intelsat Jackson Holdings S.A. First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.85%, 11/27/2023 (5)	14,369	14,321

TEXTILES, APPAREL & LUXURY GOODS - 0.2%
SIWF Holdings, Inc. First Lien Term Loan, 1 Month LIBOR + 4.25%, 6.32%, 6/15/2025	5,000	5,019

Total bank loans (Cost $691,504)		689,725

CONVERTIBLE DEBENTURES - 0.9%

MEDIA - 0.6%
DISH Network Corp., 2.38%, 3/15/2024	19,200	16,908

PHARMACEUTICALS - 0.3%
Horizon Pharma Investment Ltd., 2.50%, 3/15/2022 (5)	8,805	8,427

Total convertible debentures (Cost $24,063)		25,335

	Shares Held
PREFERRED STOCKS - 0.3%

AGRICULTURE - 0.2%
Pinnacle Agriculture Holdings LLC (1)(3)(8)(9)(10)	9,263	6,392

RETAIL - 0.1%
Chinos Holdings, Inc., 7.00% Cash, 8.50% PIK (4)(9)(11)	4,495	2,517

Total preferred stocks (Cost $8,231)		8,909

COMMON STOCK - 0.0%†

RETAIL - 0.0%†
Chinos Holdings, Inc., Class A (1)(10)	406	660

Total common stock (Cost $—)		660

	Principal Amount
CORPORATE BOND ESCROWS - 0.0%

CHEMICALS - 0.0%
Momentive Performance Materials, Inc., escrow, 10.00%, 10/15/2020 (1)(8)(9)(10)	$2,000	—

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

OIL & GAS - 0.0%
Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC, escrow, 10.00%, 6/1/2020 (1)(8)(9)(10)	13,300	—

Total corporate bond escrows (Cost $—)		—

	Shares Held
SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 6.8%
MONEY MARKET FUNDS - 6.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	68,981,885	68,982
Federated Treasury Obligations Fund - Institutional Class, 1.85%	68,981,885	68,981
Fidelity Treasury Fund - Institutional Class, 1.75%	68,981,885	68,981

Total short-term investments (cash equivalents) (Cost $206,944)		206,944

Total investments - 103.0% (Cost $3,156,239)		3,129,566

Other assets less liabilities - (3.0)%		(90,010)

Total net assets - 100.0%(12)		$3,039,556

†	Amount rounds to less than 0.1%.
(1)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $70,945, or 2.3% of total net assets.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A Security”). May be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Security was deemed restricted as of June 30, 2018.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Pinnacle Operating Corp. 9.00%, 5/15/2023	3/28/2014-3/24/2017	$15,633	$12,503	0.4%
Pinnacle Agriculture Holdings LLC	3/10/2017	6,546	6,392	0.2%

(4)	Rule 144A Security has been deemed liquid under procedures established by the board of directors of Artisan Partners Funds.
(5)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Alpha 2 BV, 8.75%, 6/1/2023	Netherlands	U.S. dollar
Altice Luxembourg S.A.
7.63%, 2/15/2025	Luxembourg	U.S. dollar
7.75%, 5/15/2022	Luxembourg	U.S. dollar

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Ardonagh Midco 3 plc, 8.63%, 7/15/2023	United Kingdom	U.S. dollar
DentalCorp Perfect Smile ULC, First Lien Term Loan, 1 Month LIBOR + 3.75%, 5.76%, 6/6/2025	Canada	U.S. dollar
DentalCorp Perfect Smile ULC, Second Lien Term Loan, 1 Month LIBOR + 7.50%, 9.51%, 6/6/2026	Canada	U.S. dollar
Horizon Pharma Investment Ltd., 2.50%, 3/15/2022	Bermuda	U.S. dollar
IHO Verwaltungs GmbH, 4.50%, 9/15/2023	Germany	U.S. dollar
Intelsat Jackson Holdings S.A., First Lien Term Loan B3, 3 Month LIBOR + 3.75%, 5.85%, 11/27/2023	Luxembourg	U.S. dollar
OCI N.V., 6.63%, 4/15/2023	Netherlands	U.S. dollar
Seven Generations Energy Ltd.
5.38%, 9/30/2025	Canada	U.S. dollar
6.75%, 5/1/2023	Canada	U.S. dollar
6.88%, 6/30/2023	Canada	U.S. dollar
SS&C Technologies Holdings Europe SARL, First Lien Term Loan B4, 1 Month LIBOR + 2.50%, 4.59%, 4/16/2025	Luxembourg	U.S. dollar
Virgin Media Secured Finance plc, 5.50%, 8/15/2026	United Kingdom	U.S. dollar
Ziggo Bond Finance BV, 6.00%, 1/15/2027	Netherlands	U.S. dollar
Ziggo BV, 5.50%, 1/15/2027	Netherlands	U.S. dollar

(6)	Floating rate instruments, unless otherwise noted, the rate disclosed was as of June 30, 2018.
(7)	Estimated interest rate is shown. Effective interest rate is determined on the settlement date.
(8)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $6,392, or 0.2% of total net assets.

(9)	Non-voting shares.
(10)	Non-income producing security.
(11)

Perpetual - Security does not have a predetermined maturity date. Rate for this security is fixed for a period of time, after which it reverts to a floating rate. Interest rate in effect is as of June 30, 2018.

(12)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(LIBOR) London Interbank Offered Rate

(PIK) Payment-in-kind security, may pay interest/dividend in additional par/shares.

ARTISAN HIGH INCOME FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $10,862 or 0.4% of the total net assets as of June 30, 2018, which could be extended at the option of the borrower:

Borrower	Unfunded Principal Amount	Unrealized Appreciation (Depreciation)
DentalCorp Perfect Smile ULC First Lien Delayed Draw Term Loan	$4,400	—
DentalCorp Perfect Smile ULC Second Lien Delayed Draw Term Loan	2,210	—
Heartland Dental LLC Delayed Draw Term Loan	2,609	—
Pearl Intermediate Parent LLC Delayed Draw Term Loan	1,643	—

	$10,862	—

CREDIT DIVERSIFICATION - June 30, 2018

Percentage of Total Net Assets
BBB	4.4%
BB	27.7
B	40.5
CCC	22.9
Unrated	0.7

Credit quality ratings apply to the underlying holdings of the Fund and not the Fund itself. The credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s or Moody’s Investor Services (shown using the rating scale of Standard & Poor’s). Investments designated as unrated are not rated by either rating agency. Credit Diversification excludes short-term investments, equity securities and other assets less liabilities. Credit quality ratings are subjective opinions, not statements of fact, and are subject to change.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS AND EQUITY-LINKED SECURITY - 92.1%

BRAZIL - 1.6%
B3 S.A. - Brasil Bolsa Balcao	5,212,112	$27,501
Petroleo Brasileiro S.A. (DR)	18,134,458	181,889

		209,390

CANADA - 2.3%
Canadian Pacific Railway Ltd.	1,631,163	298,536

CHINA - 5.4%
Alibaba Group Holding Ltd. (DR) (1)	787,518	146,108
Kweichow Moutai Co., Ltd., Class A (2)	250,673	27,640
NetEase, Inc. (DR)	576,503	145,665
Ping An Insurance Group Co. of China Ltd., Class H (2)	20,419,717	186,600
Tencent Holdings Ltd. (2)	2,936,900	146,252
Weibo Corp. (DR) (1)	628,449	55,781

		708,046

DENMARK - 0.7%
Genmab AS (1)(2)	600,262	92,581

FRANCE - 10.3%
Air Liquide S.A. (2)	1,555,136	195,302
Airbus SE (2)	4,068,329	475,500
BNP Paribas S.A. (2)	2,581,499	160,013
Eiffage S.A. (2)	1,609,043	174,911
Safran S.A. (2)	892,100	108,219
Schneider Electric SE (2)	1,255,114	104,399
STMicroelectronics N.V. (2)	1,370,467	30,523
Vinci S.A. (2)	1,173,864	112,744

		1,361,611

GERMANY - 24.5%
Allianz SE (2)	1,457,930	301,264
Beiersdorf AG (2)	2,114,297	240,096
Deutsche Boerse AG (2)	5,792,490	771,770
Deutsche Post AG (2)	10,847,624	354,178
Linde AG (2)	27,812	5,814
Linde AG, Tender Shares (2)	3,126,436	746,071
SAP SE (2)	439,292	50,750
Symrise AG (2)	427,354	37,464
Wirecard AG (2)	4,428,719	712,884

		3,220,291

HONG KONG - 2.9%
AIA Group Ltd. (2)	43,978,508	380,732

INDIA - 1.8%
Housing Development Finance Corp., Ltd. (2)	8,587,965	239,037

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

INDONESIA - 0.5%
Bank Rakyat Indonesia Persero Tbk PT (2)	368,576,515	72,727

IRELAND - 1.8%
Ryanair Holdings plc, Equity-Linked Security (1)(2)(3)(4)(5)	13,020,438	239,650

ITALY - 5.0%
Assicurazioni Generali S.p.A. (2)	14,876,489	249,099
Intesa Sanpaolo S.p.A. (2)	76,775,992	222,230
UniCredit S.p.A. (2)	11,073,332	184,166

		655,495

JAPAN - 3.5%
Calbee, Inc. (2)	4,775,176	179,532
Japan Exchange Group, Inc. (2)	3,530,200	65,558
Rohm Co., Ltd. (2)	1,000,152	83,758
Sumitomo Metal Mining Co., Ltd. (2)	3,419,930	130,307

		459,155

NETHERLANDS - 5.8%
Akzo Nobel N.V. (2)	884,663	75,383
ASML Holding N.V. (2)	1,133,403	223,531
Coca-Cola European Partners plc	513,901	20,885
ING Groep N.V. (2)	27,544,798	395,249
Koninklijke DSM N.V. (2)	537,686	53,990

		769,038

RUSSIA - 1.2%
MMC Norilsk Nickel PJSC (DR) (2)	8,646,634	154,447

SWITZERLAND - 5.5%
Credit Suisse Group AG (1)(2)	4,736,243	71,079
Idorsia Ltd. (1)(2)	689,748	18,255
Lonza Group AG (1)(2)	451,886	120,039
Nestle S.A. (2)	5,063,171	391,974
Sonova Holding AG (2)	319,360	57,292
Swatch Group AG (2)	143,905	68,356

		726,995

UNITED KINGDOM - 11.5%
ConvaTec Group plc (2)	55,678,737	155,946
Experian plc (2)	5,750,984	142,226
Ferguson plc (2)	3,536,243	286,945
Glencore plc (1)(2)	50,906,079	241,355
HSBC Holdings plc (2)	13,983,247	131,116
London Stock Exchange Group plc (2)	2,216,186	130,571
Prudential plc (2)	8,591,882	196,313
Rentokil Initial plc (2)	23,626,883	109,345
Standard Chartered plc (2)	13,023,400	118,996

		1,512,813

UNITED STATES - 7.8%
Amazon.com, Inc. (1)	146,913	249,723
Aon plc	1,826,509	250,542
Medtronic plc	4,695,082	401,946
MercadoLibre, Inc.	48,420	14,474

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

WABCO Holdings, Inc. (1)	931,283	108,979

		1,025,663

Total common stocks and equity-linked security (Cost $9,589,513)		12,126,208

PREFERRED STOCKS - 3.1%

BRAZIL - 1.1%
Petroleo Brasileiro S.A., 0.28% (3)	33,642,472	149,214

GERMANY - 2.0%
Henkel AG & Co., KGaA, 1.62% (2)(3)	2,000,930	256,065

Total preferred stocks (Cost $388,066)		405,279

RIGHTS - 0.0%

ITALY - 0.0%
Intesa Sanpaolo S.p.A. (1)(2)(6)	76,775,992	—

Total rights (Cost $—)		—

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 4.6%
MONEY MARKET FUNDS - 4.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	203,362,514	203,362
Federated Treasury Obligations Fund - Institutional Class, 1.85%	203,362,514	203,363
Fidelity Treasury Fund - Institutional Class, 1.75%	203,362,237	203,362

Total short-term investments (cash equivalents) (Cost $610,087)		610,087

Total investments - 99.8% (Cost $10,587,666)		13,141,574

Other assets less liabilities - 0.2%		24,313

Total net assets - 100.0%(7)		$13,165,887

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $10,480,244, or 79.6% of total net assets.

(3)	Non-voting shares.

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

(4)	Security is restricted. Security was acquired in a transaction pursuant to Rule 144A under the Securities Act of 1933, as amended, on the date or during the period noted below.

Security	Acquisition Date	Cost	Value	Percentage of Total Net Assets
Ryanair Holdings plc	11/14/2013-6/28/2018	$114,497	$239,650	1.8%

(5)	Security is an equity-linked security issued by HSBC Bank plc. Equity-linked securities are subject to counterparty risk with respect to the bank or broker-dealer that issues them.
(6)	Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds.
(7)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$318,079	2.4%
Consumer Staples	1,116,192	8.5
Energy	331,103	2.5
Financials	4,154,563	31.6
Health Care	846,059	6.4
Industrials	2,515,632	19.2
Information Technology	1,609,726	12.3
Materials	1,640,133	12.5
Short-term investments	610,087	4.6

Total investments	$13,141,574	100.0%

ARTISAN INTERNATIONAL FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Brazilian real	$176,715	1.4%
British pound	1,512,813	11.5
Chinese yuan renminbi offshore	27,640	0.2
Danish krone	92,581	0.7
Euro	6,241,615	47.5
Hong Kong dollar	713,584	5.4
Indian rupee	239,037	1.8
Indonesian rupiah	72,727	0.6
Japanese yen	459,155	3.5
Swiss franc	726,995	5.5
U.S. dollar	2,878,712	21.9

Total investments	$13,141,574	100.0%

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 93.1%

ARGENTINA - 0.2%
Bolsas y Mercados Argentinos SA	61,116	$735

CANADA - 4.5%
Morneau Shepell, Inc.	358,600	7,414
Theratechnologies, Inc. (1)	1,122,094	10,823

		18,237

DENMARK - 1.9%
Ambu AS, Class B (2)	81,836	2,757
Nilfisk Holding AS (1)(2)	101,404	4,945

		7,702

FINLAND - 1.4%
Cramo Oyj (2)	251,554	5,844

FRANCE - 5.4%
Euronext N.V. (2)	259,138	16,446
Virbac S.A. (1)(2)	42,072	5,739

		22,185

GERMANY - 13.2%
BRAIN Biotechnology Research & Information Network AG (1)(2)	142,063	3,647
Nemetschek SE (2)	34,410	4,141
PVA TePla AG (1)(2)	236,805	4,688
RIB Software SE (2)	230,185	5,347
SGL Carbon SE (1)(2)	386,889	4,157
Tele Columbus AG (1)(2)	1,046,400	7,268
Wirecard AG (2)	153,784	24,754

		54,002

HONG KONG - 1.0%
Chow Tai Fook Jewellery Group Ltd. (2)	3,599,000	4,053

INDIA - 2.2%
Care Ratings Ltd. (2)	319,705	5,840
ICICI Securities Ltd. (1)(2)	671,379	3,233

		9,073

IRELAND - 3.8%
Dalata Hotel Group plc (1)(2)	1,007,147	8,202
Hibernia REIT plc (2)	4,235,673	7,420

		15,622

ITALY - 6.1%
Banca Generali S.p.A. (2)	122,522	3,044
Carel Industries S.p.A. (1)	424,263	4,057
Davide Campari-Milano S.p.A. (2)(3)	752,606	6,185
Enav S.p.A. (2)	1,662,509	8,319
Servizi Italia S.p.A. (2)	625,811	3,360

		24,965

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

JAPAN - 7.6%
LIFULL Co., Ltd. (2)	647,500	4,279
Nichiban Co., Ltd. (2)	164,800	4,488
OBIC Business Consultants Co., Ltd. (2)	44,000	3,122
Uzabase, Inc. (1)(2)	60,400	1,784
Yume No Machi Souzou Iinkai Co., Ltd. (2)	355,600	7,389
Zenkoku Hosho Co., Ltd. (2)	219,225	9,912

		30,974

NETHERLANDS - 6.8%
InterXion Holding N.V. (1)	447,213	27,915

POLAND - 1.6%
AmRest Holdings SE (1)(2)	55,137	6,474

PORTUGAL - 3.7%
Banco Comercial Portugues S.A. (1)(2)	28,169,586	8,455
NOS SGPS S.A. (2)	1,223,490	6,702

		15,157

SPAIN - 7.0%
Aedas Homes SAU (1)(2)	323,666	11,498
Bolsas y Mercados Espanoles SHMSF S.A. (2)	72,468	2,392
Cellnex Telecom S.A. (2)	583,979	14,695

		28,585

SWEDEN - 12.3%
Ahlsell AB (2)	960,518	5,664
Cellavision AB (2)	400,638	7,981
Dometic Group AB (2)	703,724	6,908
Haldex AB (2)	846,332	8,389
Loomis AB, Class B (2)	99,282	3,447
RaySearch Laboratories AB (1)(2)	586,900	6,872
SyntheticMR AB (1)(2)(4)	303,754	11,123

		50,384

SWITZERLAND - 1.3%
Comet Holding AG (1)(2)	50,151	5,412

UNITED KINGDOM - 10.5%
Domino’s Pizza Group plc (2)	1,308,154	5,974
HomeServe plc (2)	496,150	5,871
NEX Group plc (2)	2,046,910	27,716
Superdry plc (2)	231,093	3,422

		42,983

UNITED STATES - 2.6%
GCP Applied Technologies, Inc. (1)	254,155	7,358
ViewRay, Inc. (1)	470,619	3,257

		10,615

Total common stocks (Cost $304,242)		380,917

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 18.6%
MONEY MARKET FUNDS - 18.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	25,286,066	25,286
Federated Treasury Obligations Fund - Institutional Class, 1.85%	25,286,066	25,286
Fidelity Treasury Fund - Institutional Class, 1.75%	25,287,913	25,288

Total short-term investments (cash equivalents) (Cost $75,860)		75,860

Total investments - 111.7% (Cost $380,102)		456,777

Other assets less liabilities - (11.7)%		(47,664)

Total net assets - 100.0%(5)		$409,113

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $319,358, or 78.1% of total net assets.

(3)	Non-voting shares.
(4)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (C) in Notes to Form N-Q.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$60,671	13.3%
Consumer Staples	6,185	1.4
Financials	79,557	17.4
Health Care	51,912	11.4
Industrials	58,538	12.8
Information Technology	79,436	17.4
Materials	11,005	2.4
Real Estate	18,918	4.1
Telecommunication Services	14,695	3.2
Short-term investments	75,860	16.6

Total investments	$456,777	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$42,983	9.4%
Canadian dollar	18,237	4.0
Danish krone	7,702	1.7
Euro	166,360	36.4
Hong Kong dollar	4,053	0.9
Indian rupee	9,073	2.0
Japanese yen	30,974	6.8
Polish zloty	6,474	1.4
Swedish krona	50,384	11.0
Swiss franc	5,412	1.2
U.S. dollar	115,125	25.2

Total investments	$456,777	100.0%

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 86.2%

BELGIUM - 2.6%
Groupe Bruxelles Lambert S.A. (1)	3,685,378	$388,344

BRAZIL - 2.6%
Telefonica Brasil S.A. (DR)	32,575,169	386,667

CANADA - 2.5%
Imperial Oil Ltd.	11,323,306	376,396

CHINA - 3.4%
Baidu, Inc. (DR) (2)	2,115,434	514,050

DENMARK - 3.3%
Carlsberg AS, Class B (1)	2,467,719	290,560
ISS AS (1)	6,083,205	208,914

		499,474

FRANCE - 3.9%
Sodexo S.A. (1)	3,393,515	339,028
Vivendi S.A. (1)	10,042,045	245,667

		584,695

GERMANY - 1.0%
Bayer AG (1)	1,337,858	147,401

INDIA - 2.8%
Bharti Infratel Ltd. (1)	33,447,750	146,619
HCL Technologies Ltd. (1)	20,233,624	273,156

		419,775

JAPAN - 1.3%
Yahoo Japan Corp. (1)	60,825,100	201,434

KOREA - 6.3%
Hyundai Motor Co. (1)	920,139	103,526
KT&G Corp. (1)	444,208	42,597
Naver Corp. (1)	36,194	24,735
Samsung Electronics Co., Ltd. (1)	18,825,449	786,075

		956,933

NETHERLANDS - 5.5%
Akzo Nobel N.V. (1)	410,229	34,956
ING Groep N.V. (1)	38,878,036	557,874
Koninklijke Philips N.V. (1)	3,708,085	157,172
RELX N.V. (1)	4,194,764	89,294

		839,296

NORWAY - 0.5%
Orkla ASA (1)	8,115,761	71,067

SPAIN - 1.2%
Bankia S.A. (1)	48,961,770	182,558

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SWEDEN - 0.7%
Telefonaktiebolaget LM Ericsson, Class B (1)	14,245,678	109,644

SWITZERLAND - 18.3%
ABB Ltd. (1)	23,703,640	517,229
Cie Financiere Richemont S.A. (1)	4,002,651	339,092
LafargeHolcim Ltd. (1)(2)	5,459,657	266,210
Nestle S.A. (1)	2,951,485	228,494
Novartis AG (1)	5,637,069	426,977
Panalpina Welttransport Holding AG (1)(3)	2,360,124	321,346
Pargesa Holding S.A. (1)	1,265,602	107,345
UBS Group AG (1)(2)	36,223,852	557,307

		2,764,000

UNITED KINGDOM - 19.6%
Compass Group plc (1)	30,022,900	639,614
Diageo plc (1)	4,220,136	151,485
GlaxoSmithKline plc (1)	13,060,343	263,503
IMI plc (1)	6,728,030	100,465
John Wood Group plc (1)	14,024,253	115,749
Lloyds Banking Group plc (1)	423,278,695	352,136
RELX plc (1)	21,166,185	453,136
Rolls-Royce Holdings PLC, Class C (1)(2)(4)	159,976,277	211
Royal Bank of Scotland Group plc (1)(2)	115,829,544	391,359
Tesco plc (1)	143,403,433	485,712

		2,953,370

UNITED STATES - 10.7%
Aon plc	1,808,491	248,071
Arch Capital Group Ltd. (2)(3)	20,447,091	541,030
Medtronic plc	4,995,951	427,703
TE Connectivity Ltd.	4,398,280	396,109

		1,612,913

Total common stocks (Cost $10,612,377)		13,008,017

PREFERRED STOCKS - 0.7%

KOREA - 0.7%
Hyundai Motor Co., 4.78% (1)(5)	266,479	21,701
Samsung Electronics Co., Ltd., 2.85% (1)(5)	2,295,250	77,398

		99,099

Total preferred stocks (Cost $69,053)		99,099

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 12.3%
MONEY MARKET FUNDS - 12.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	620,837,972	620,838
Federated Treasury Obligations Fund - Institutional Class, 1.85%	620,837,972	620,838

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Fidelity Treasury Fund - Institutional Class, 1.75%	620,839,318	620,839

Total short-term investments (cash equivalents) (Cost $1,862,515)		1,862,515

Total investments - 99.2% (Cost $12,543,945)		14,969,631

Other assets less liabilities - 0.8%		120,295

Total net assets - 100.0%(6)		$15,089,926

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $10,217,090, or 67.7% of total net assets.

(2)	Non-income producing security.
(3)	Affiliated company as defined by the Investment Company Act of 1940, as amended. See Note (C) in Notes to Form N-Q.
(4)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $211, or less than 0.1% of total net assets.

(5)	Non-voting shares.
(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR) Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN INTERNATIONAL VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PORTFOLIO DIVERSIFICATION – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Consumer Discretionary	$1,688,628	11.3%
Consumer Staples	1,269,915	8.5
Energy	492,145	3.3
Financials	3,326,024	22.2
Health Care	1,422,756	9.5
Industrials	1,690,595	11.3
Information Technology	2,382,601	15.9
Materials	301,166	2.0
Telecommunication Services	533,286	3.6
Short-term investments	1,862,515	12.4

Total investments	$14,969,631	100.0%

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
British pound	$2,953,370	19.7%
Canadian dollar	376,396	2.5
Danish krone	499,474	3.3
Euro	2,142,294	14.3
Indian rupee	419,775	2.8
Japanese yen	201,434	1.4
Korean won	1,056,032	7.1
Norwegian krone	71,067	0.5
Swedish krona	109,644	0.7
Swiss franc	2,764,000	18.5
U.S. dollar	4,376,145	29.2

Total investments	$14,969,631	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS – June 30, 2018

Values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	11/7/2018	CNH	2,575,360	USD	401,653	$15,195
State Street Bank and Trust Company	7/26/2018	JPY	23,820,000	USD	219,305	3,830
State Street Bank and Trust Company	11/7/2018	CNH	451,362	USD	70,741	3,009
State Street Bank and Trust Company	7/26/2018	USD	23,224	JPY	2,534,325	(299)

						$21,735

CNH - Chinese yuan renminbi offshore

JPY - Japanese yen

USD - U.S. dollar

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value

COMMON STOCKS - 98.4%

CONSUMER DISCRETIONARY - 12.8%
Auto Components - 3.4%
Aptiv plc	1,397,127	$128,019
Delphi Technologies plc	1,760,513	80,033

		208,052

Distributors - 2.0%
LKQ Corp. (1)	3,817,758	121,787

Internet & Direct Marketing Retail - 3.7%
Expedia Group, Inc.	763,226	91,732
Wayfair, Inc., Class A (1)	628,395	74,628
Zalando SE (1)(2)(3)	1,069,457	59,733

		226,093

Leisure Equipment & Products - 0.5%
Polaris Industries, Inc.	250,058	30,552

Media - 0.8%
New York Times Co., Class A	1,867,267	48,362

Specialty Retail - 0.5%
Tiffany & Co.	230,525	30,337

Textiles, Apparel & Luxury Goods - 1.9%
Canada Goose Holdings, Inc. (1)(3)	527,210	31,026
Lululemon Athletica, Inc. (1)	537,729	67,136
Under Armour, Inc., Class A (1)	664,911	14,947

		113,109

CONSUMER STAPLES - 2.8%
Beverages - 2.2%
Monster Beverage Corp. (1)	1,237,661	70,918
Treasury Wine Estates Ltd. (2)(3)	5,067,733	65,449

		136,367

Food Products - 0.6%
Kellogg Co.	484,559	33,856

ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Concho Resources, Inc. (1)	1,009,628	139,682
Noble Energy, Inc.	2,172,867	76,659

		216,341

FINANCIALS - 11.6%
Banks - 3.8%
First Republic Bank	1,295,429	125,385
SVB Financial Group (1)	366,305	105,774

		231,159

Capital Markets - 4.2%
MarketAxess Holdings, Inc.	142,554	28,206
S&P Global, Inc.	456,278	93,030

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

TD Ameritrade Holding Corp.	2,462,609	134,877

		256,113

Consumer Finance - 0.2%
Discover Financial Services	111,987	7,885

Insurance - 3.4%
Progressive Corp.	3,476,727	205,648

HEALTH CARE - 15.2%
Biotechnology - 4.6%
Alexion Pharmaceuticals, Inc. (1)	552,709	68,619
Exact Sciences Corp. (1)	958,051	57,282
Genmab AS (1)(2)(3)	524,532	80,900
Neurocrine Biosciences, Inc. (1)	732,194	71,931

		278,732

Health Care Equipment & Supplies - 7.1%
Align Technology, Inc. (1)	179,883	61,545
Boston Scientific Corp. (1)	5,508,328	180,122
Edwards Lifesciences Corp. (1)	905,736	131,848
West Pharmaceutical Services, Inc.	578,001	57,390

		430,905

Health Care Providers & Services - 0.9%
Cigna Corp.	329,728	56,037

Health Care Technology - 2.6%
Veeva Systems, Inc., Class A (1)	2,025,091	155,649

INDUSTRIALS - 19.7%
Aerospace & Defense - 3.8%
BWX Technologies, Inc.	1,340,901	83,565
Harris Corp.	772,040	111,590
Hexcel Corp.	575,831	38,224

		233,379

Building Products - 0.8%
AO Smith Corp.	780,932	46,192

Commercial Services & Supplies - 1.8%
Cintas Corp.	574,192	106,266

Industrial Conglomerates - 2.1%
Roper Technologies, Inc.	452,995	124,986

Machinery - 5.4%
Fortive Corp.	397,240	30,631
Gardner Denver Holdings, Inc. (1)	3,813,349	112,075
Stanley Black & Decker, Inc.	654,298	86,897
Wabtec Corp.	1,021,313	100,681

		330,284

Professional Services - 5.8%
IHS Markit Ltd. (1)	4,517,955	233,081

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

TransUnion	1,669,097	119,574

		352,655

INFORMATION TECHNOLOGY - 30.5%
Communications Equipment - 2.0%
Motorola Solutions, Inc.	1,028,815	119,723

Electronic Equipment, Instruments & Components - 1.4%
Coherent, Inc. (1)	209,336	32,744
FLIR Systems, Inc.	1,014,008	52,698

		85,442

Internet Software & Services - 1.7%
Box, Inc., Class A (1)	2,076,356	51,888
Twitter, Inc. (1)	1,197,810	52,309

		104,197

IT Services - 7.1%
Global Payments, Inc.	2,558,400	285,236
Pagseguro Digital Ltd., Class A (1)(3)	1,578,361	43,800
Worldpay, Inc., Class A (1)	1,264,557	103,415

		432,451

Semiconductors & Semiconductor Equipment - 4.0%
Cree, Inc. (1)	797,430	33,149
Lam Research Corp.	428,372	74,044
Maxim Integrated Products, Inc.	1,445,843	84,813
Microchip Technology, Inc.	534,134	48,580

		240,586

Software - 14.3%
Atlassian Corp. plc, Class A (1)	3,372,293	210,836
Guidewire Software, Inc. (1)	1,516,075	134,597
HubSpot, Inc. (1)	318,975	39,999
Proofpoint, Inc. (1)	1,015,174	117,060
Tableau Software, Inc., Class A (1)	1,737,980	169,888
Take-Two Interactive Software, Inc. (1)	531,831	62,947
Temenos AG (1)(2)(3)	465,471	70,389
Zynga, Inc., Class A (1)	15,505,551	63,108

		868,824

MATERIALS - 2.2%
Chemicals - 1.1%
Albemarle Corp.	703,457	66,357

Construction Materials - 1.1%
Vulcan Materials Co.	527,209	68,042

Total common stocks (Cost $4,382,097)		5,966,368

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 1.4%
MONEY MARKET FUNDS - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	29,140,089	29,140
Federated Treasury Obligations Fund - Institutional Class, 1.85%	29,140,089	29,140

ARTISAN MID CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Fidelity Treasury Fund - Institutional Class, 1.75%	29,139,150	29,139

Total short-term investments (cash equivalents) (Cost $87,419)		87,419

Total investments - 99.8% (Cost $4,469,516)		6,053,787

Other assets less liabilities - 0.2%		9,452

Total net assets - 100.0%(4)		$6,063,239

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $276,471, or 4.6% of total net assets.

(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Canada Goose Holdings, Inc.	Canada	U.S. dollar
Genmab AS	Denmark	Danish krone
Pagseguro Digital Ltd., Class A	Brazil	U.S. dollar
Temenos AG	Switzerland	Swiss franc
Treasury Wine Estates Ltd.	Australia	Australian dollar
Zalando SE	Germany	Euro

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Australian dollar	$65,449	1.1%
Danish krone	80,900	1.3
Euro	59,733	1.0
Swiss franc	70,389	1.2
U.S. dollar	5,777,316	95.4

Total investments	$6,053,787	100.0%

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.7%

CONSUMER DISCRETIONARY - 21.7%

Auto Components - 2.4%
Gentex Corp.	3,611,716	$83,142

Diversified Consumer Services - 1.0%
H&R Block, Inc.	1,582,417	36,047

Internet & Direct Marketing Retail - 6.6%
Expedia Group, Inc.	320,272	38,494
Liberty Expedia Holdings, Inc., Class A (1)	916,844	40,286
Qurate Retail, Inc. (1)	3,847,044	81,634
TripAdvisor, Inc. (1)	1,223,866	68,182

		228,596

Media - 8.5%
CBS Corp., Class B (2)	1,448,551	81,437
GCI Liberty, Inc., Class A (1)	1,443,250	65,062
News Corp., Class A (2)	4,459,410	69,121
Omnicom Group, Inc.	1,016,739	77,547

		293,167

Specialty Retail - 3.2%
AutoNation, Inc. (1)	2,254,640	109,530

CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 2.9%
Kroger Co.	3,553,760	101,104

ENERGY - 14.1%
Oil, Gas & Consumable Fuels - 14.1%
Andeavor	743,448	97,526
Apache Corp.	1,391,508	65,053
Cimarex Energy Co.	673,923	68,565
Devon Energy Corp.	2,627,398	115,500
Hess Corp.	1,841,816	123,199
World Fuel Services Corp.	834,446	17,031

		486,874

FINANCIALS - 18.9%
Banks - 4.8%
Fifth Third Bancorp	3,077,811	88,333
M&T Bank Corp.	456,500	77,674

		166,007

Capital Markets - 1.5%
Intercontinental Exchange, Inc.	724,095	53,257

Insurance - 12.6%
Alleghany Corp.	72,310	41,576
Allstate Corp.	365,322	33,343
Aon plc	512,143	70,251
Arch Capital Group Ltd. (1)	2,532,315	67,005

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Fairfax Financial Holdings Ltd. (3)	73,003	40,922
Loews Corp.	1,028,497	49,656
Progressive Corp.	795,724	47,067
Torchmark Corp.	1,071,432	87,225

		437,045

HEALTH CARE - 1.0%
Health Care Providers & Services - 1.0%
AmerisourceBergen Corp.	404,265	34,472

INDUSTRIALS - 15.3%
Aerospace & Defense - 1.2%
Rockwell Collins, Inc.	308,550	41,556

Construction & Engineering - 4.4%
Fluor Corp.	1,633,912	79,702
Jacobs Engineering Group, Inc.	1,148,089	72,892

		152,594

Marine - 2.3%
Kirby Corp. (1)	942,610	78,802

Road & Rail - 4.5%
AMERCO	240,597	85,689
Ryder System, Inc.	1,000,518	71,897

		157,586

Trading Companies & Distributors - 2.9%
Air Lease Corp.	2,411,421	101,207

INFORMATION TECHNOLOGY - 7.6%
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc. (1)	971,069	73,102

Internet Software & Services - 3.0%
IAC/InterActiveCorp (1)	694,532	105,909

Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	889,236	85,296

MATERIALS - 7.5%
Chemicals - 7.5%
Axalta Coating Systems Ltd. (1)	2,390,722	72,463
Celanese Corp., Series A	1,106,840	122,926
Nutrien Ltd. (3)	1,197,777	65,135

		260,524

REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Equity Commonwealth (1)	2,116,246	66,662
STORE Capital Corp.	990,112	27,129

		93,791

Total common stocks (Cost $2,008,271)		3,179,608

ARTISAN MID CAP VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.2%
MONEY MARKET FUNDS - 8.2%
Fidelity Treasury Fund - Institutional Class, 1.75%	94,690,840	94,691
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	94,691,158	94,691
Federated Treasury Obligations Fund - Institutional Class, 1.85%	94,691,158	94,691

Total short-term investments (cash equivalents) (Cost $284,073)		284,073

Total investments - 99.9% (Cost $2,292,344)		3,463,681

Other assets less liabilities - 0.1%		2,903

Total net assets - 100.0%(4)		$3,466,584

(1)	Non-income producing security.
(2)	Non-voting shares.
(3)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Fairfax Financial Holdings Ltd.	Canada	U.S. dollar
Nutrien Ltd.	Canada	U.S. dollar

(4)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 16.4%
Auto Components - 4.5%
Delphi Technologies plc	490,159	$22,283
Visteon Corp. (1)	392,444	50,719

		73,002

Diversified Consumer Services - 3.6%
Bright Horizons Family Solutions, Inc. (1)	320,835	32,892
Chegg, Inc. (1)	914,791	25,422

		58,314

Media - 1.0%
New York Times Co., Class A	622,519	16,123

Multiline Retail - 2.1%
Ollie’s Bargain Outlet Holdings, Inc. (1)	459,823	33,337

Specialty Retail - 2.6%
Burlington Stores, Inc. (1)	157,406	23,694
Floor & Decor Holdings, Inc., Class A (1)	360,883	17,803

		41,497

Textiles, Apparel & Luxury Goods - 2.6%
Canada Goose Holdings, Inc. (1)(2)	727,754	42,829

ENERGY - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Antero Midstream GP L.P.	696,526	13,136
Callon Petroleum Co. (1)	1,165,916	12,522
RSP Permian, Inc. (1)	168,189	7,404

		33,062

FINANCIALS - 5.5%
Banks - 4.1%
SVB Financial Group (1)	63,607	18,367
Webster Financial Corp.	766,452	48,823

		67,190

Capital Markets - 1.4%
Virtu Financial, Inc., Class A	831,764	22,084

HEALTH CARE - 14.8%
Biotechnology - 4.0%
Acceleron Pharma, Inc. (1)	248,792	12,071
Ascendis Pharma AS (DR) (1)(2)	53,810	3,579
Halozyme Therapeutics, Inc. (1)	1,056,760	17,828
Neurocrine Biosciences, Inc. (1)	272,953	26,815
Radius Health, Inc. (1)	142,164	4,190

		64,483

Health Care Equipment & Supplies - 4.3%
DexCom, Inc. (1)	410,117	38,953
Glaukos Corp. (1)	263,264	10,699

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Nevro Corp. (1)	249,538	19,926

		69,578

Health Care Providers & Services - 1.5%
HealthEquity, Inc. (1)	335,066	25,163

Health Care Technology - 3.9%
Teladoc, Inc. (1)	96,205	5,585
Veeva Systems, Inc., Class A (1)	750,001	57,645

		63,230

Life Sciences Tools & Services - 1.1%
NeoGenomics, Inc. (1)	1,341,995	17,593

INDUSTRIALS - 19.4%
Aerospace & Defense - 10.7%
BWX Technologies, Inc.	778,712	48,530
Cubic Corp.	227,808	14,625
Curtiss-Wright Corp.	224,635	26,736
HEICO Corp.	326,125	23,784
Teledyne Technologies, Inc. (1)	299,874	59,693

		173,368

Machinery - 7.2%
Donaldson Co., Inc.	793,151	35,787
Gardner Denver Holdings, Inc. (1)	1,070,354	31,458
IDEX Corp.	89,292	12,186
John Bean Technologies Corp.	424,367	37,726

		117,157

Trading Companies & Distributors - 1.5%
MRC Global, Inc. (1)	619,195	13,418
SiteOne Landscape Supply, Inc. (1)	135,760	11,400

		24,818

INFORMATION TECHNOLOGY - 37.9%
Electronic Equipment, Instruments & Components - 4.1%
Cognex Corp.	285,932	12,756
Coherent, Inc. (1)	51,441	8,046
Novanta, Inc. (1)	470,256	29,297
Rogers Corp. (1)	141,415	15,762

		65,861

Internet Software & Services - 7.6%
Benefitfocus, Inc. (1)	734,073	24,665
Box, Inc., Class A (1)	811,860	20,288
Cision Ltd. (1)	1,266,721	18,938
Q2 Holdings, Inc. (1)	1,040,125	59,339

		123,230

Semiconductors & Semiconductor Equipment - 2.6%
Ambarella, Inc. (1)	280,283	10,822
Cree, Inc. (1)	388,070	16,132
Monolithic Power Systems, Inc.	120,186	16,065

		43,019

ARTISAN SMALL CAP FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Software - 23.6%
ACI Worldwide, Inc. (1)	1,359,086	33,529
Atlassian Corp. plc, Class A (1)	657,155	41,085
Blackline, Inc. (1)	705,564	30,643
Ellie Mae, Inc. (1)	282,567	29,342
Guidewire Software, Inc. (1)	592,729	52,622
HubSpot, Inc. (1)	221,678	27,798
Paylocity Holding Corp. (1)	135,053	7,949
Proofpoint, Inc. (1)	477,010	55,004
Tableau Software, Inc., Class A (1)	392,159	38,333
Tyler Technologies, Inc. (1)	173,400	38,512
Zuora, Inc., Class A (1)	189,395	5,152
Zynga, Inc., Class A (1)	5,550,550	22,591

		382,560

MATERIALS - 0.8%
Chemicals - 0.8%
Ingevity Corp. (1)	151,175	12,224

Total common stocks (Cost $1,014,045)		1,569,722

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 3.1%
MONEY MARKET FUNDS - 3.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	16,999,185	16,999
Federated Treasury Obligations Fund - Institutional Class, 1.85%	16,999,185	16,999
Fidelity Treasury Fund - Institutional Class, 1.75%	16,998,824	16,999

Total short-term investments (cash equivalents) (Cost $50,997)		50,997

Total investments - 99.9% (Cost $1,065,042)		1,620,719

Other assets less liabilities - 0.1%		1,555

Total net assets - 100.0%(3)		$1,622,274

(1)	Non-income producing security.
(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Ascendis Pharma AS (DR)	Denmark	U.S. dollar
Canada Goose Holdings, Inc.	Canada	U.S. dollar

(3)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

(DR)     Depositary Receipt, voting rights may vary.

See Notes to Form N-Q.

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 90.4%

CONSUMER DISCRETIONARY – 4.2%
Internet & Direct Marketing Retail - 3.1%
Amazon.com, Inc. (1)	1,052	$1,788

Media - 1.1%
Ocean Outdoor Ltd. (1)(2)(3)(4)	61,658	623

CONSUMER STAPLES - 2.7%
Food Products - 2.7%
Lamb Weston Holdings, Inc.	22,191	1,520

FINANCIALS – 9.3%
Capital Markets - 9.3%
CME Group, Inc.	17,568	2,880
Intercontinental Exchange, Inc.	33,146	2,438

		5,318

HEALTH CARE - 9.2%
Health Care Equipment & Supplies - 3.3%
Danaher Corp.	19,222	1,897

Life Sciences Tools & Services - 5.9%
Agilent Technologies, Inc.	33,122	2,048
Thermo Fisher Scientific, Inc.	6,413	1,329

		3,377

INDUSTRIALS – 25.6%
Aerospace & Defense - 17.6%
Airbus SE (2)(4)	20,035	2,342
Harris Corp. (5)	22,873	3,306
L3 Technologies, Inc.	4,319	831
Northrop Grumman Corp.	6,495	1,998
Raytheon Co.	8,155	1,575

		10,052

Professional Services - 8.0%
IHS Markit Ltd. (1)	55,636	2,870
Verisk Analytics, Inc. (1)	15,479	1,666

		4,536

INFORMATION TECHNOLOGY - 39.4%
Internet Software & Services - 5.8%
Alteryx, Inc., Class A (1)	43,158	1,647
Spotify Technology S.A. (1)	9,919	1,669

		3,316

IT Services - 8.9%
Automatic Data Processing, Inc.	16,801	2,254
Visa, Inc., Class A	21,383	2,832

		5,086

Software - 24.7%
Activision Blizzard, Inc.	9,749	744
Bottomline Technologies de, Inc. (1)	11,471	572

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

CDK Global, Inc.	12,854	836
Electronic Arts, Inc. (1)	14,925	2,105
Microsoft Corp.	16,796	1,656
salesforce.com, Inc. (1)	23,846	3,253
Splunk, Inc. (1)	12,184	1,207
Tableau Software, Inc., Class A (1)	5,863	573
Take-Two Interactive Software, Inc. (1)	14,371	1,701
Ubisoft Entertainment S.A. (1)(2)(4)	13,503	1,477

		14,124

Total common stocks (Cost $48,416)		51,637

PURCHASED OPTION CONTRACTS - 0.7% (COST $440)		422

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 8.4%
MONEY MARKET FUNDS - 8.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	1,594,501	1,594
Federated Treasury Obligations Fund - Institutional Class, 1.85%	1,594,501	1,595
Fidelity Treasury Fund - Institutional Class, 1.75%	1,594,466	1,594

Total short-term investments (cash equivalents) (Cost $4,783)		4,783

Total investments - 99.5% (Cost $53,639)		56,842

WRITTEN OPTION CONTRACTS – (0.1)% (PREMIUMS RECEIVED $(61))		(65)

Other assets less liabilities - 0.6%		362

Total net assets - 100.0%(6)		$57,139

(1)	Non-income producing security.
(2)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,442, or 7.8% of total net assets.

(3)

Security has been deemed illiquid under procedures established by the board of directors of Artisan Partners Funds. In total, the value of securities deemed illiquid was $623, or 1.1% of total net assets.

(4)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Airbus SE	France	Euro
Ocean Outdoors Ltd.	United Kingdom	U.S. dollar
Ubisoft Entertainment S.A.	France	Euro

(5)	At June 30, 2018, all or a portion of this security was pledged to cover collateral requirements for options.

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

(6)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$3,819	6.7%
U.S. dollar	53,023	93.3

Total investments	$56,842	100.0%

FOREIGN CURRENCY FORWARD CONTRACTS – June 30, 2018

Values in thousands

	Contract Settlement Date	Contract Amount				Unrealized Appreciation/ (Depreciation)
Counterparty		Deliver		Receive
State Street Bank and Trust Company	8/2/2018	EUR	1,700	USD	2,047	$58
State Street Bank and Trust Company	8/2/2018	EUR	924	USD	1,094	13
State Street Bank and Trust Company	8/2/2018	EUR	107	USD	129	3
State Street Bank and Trust Company	8/2/2018	EUR	582	USD	679	(3)
State Street Bank and Trust Company	8/2/2018	USD	267	EUR	224	(5)

						$66

EUR - Euro

USD - U.S. dollar

ARTISAN THEMATIC FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

PURCHASED OPTION CONTRACTS – June 30, 2018

	Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value (000’s)	Premiums Paid by Fund (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Calls
	Agilent Technologies, Inc.	$67.50	11/16/2018	136	13,600	$25	$44	$(19)
	Harris Corp	$150.00	8/17/2018	217	21,700	61	63	(2)
	Northrop Grumman Corp.	$325.00	8/17/2018	50	5,000	23	40	(17)

Total calls						$109	$147	$(38)

Puts
	Invesco QQQ Trust Series 1	$170.00	9/21/2018	480	48,000	$255	$231	$24
	salesforce.com, Inc.	$130.00	11/16/2018	95	9,500	58	62	(4)

Total puts						$313	$293	$20

Total purchased option contracts						$422	$440	$(18)

WRITTEN OPTION CONTRACTS – June 30, 2018

	Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value (000’s)	Premiums (Received) by Fund (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)
Calls
	salesforce.com, Inc.	$145.00	8/17/2018	(95)	(9,500)	$(22)	$(15)	$(7)
	Ubisoft Entertainment SA	$105.00	7/20/2018	(65)	(6,500)	(3)	(8)	5

Total calls						$(25)	$(23)	$(2)

Puts
	Invesco QQQ Trust Series 1	$155.00	9/21/2018	(210)	(21,000)	$(40)	$(38)	$(2)

Total puts						$(40)	$(38)	$(2)

Total written option contracts						$(65)	$(61)	$(4)

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

	Shares Held	Value
COMMON STOCKS - 91.8%

CONSUMER DISCRETIONARY - 18.1%
Auto Components - 2.9%
Cie Generale des Etablissements Michelin SCA (1)(2)	131,309	$15,968

Internet & Direct Marketing Retail - 5.1%
Expedia Group, Inc.	73,205	8,799
Liberty Expedia Holdings, Inc., Class A (3)	140,376	6,168
Qurate Retail, Inc. (3)	586,342	12,442

		27,409

Media - 7.7%
CBS Corp., Class B (4)	273,247	15,362
Comcast Corp., Class A	433,157	14,212
GCI Liberty, Inc., Class A (3)	94,870	4,277
News Corp., Class A (4)	507,853	7,871

		41,722

Specialty Retail - 2.4%
AutoNation, Inc. (3)	265,535	12,900

ENERGY - 13.4%
Oil, Gas & Consumable Fuels - 13.4%
Apache Corp.	237,295	11,093
Devon Energy Corp.	384,512	16,903
EOG Resources, Inc.	90,096	11,211
Hess Corp.	261,522	17,493
Occidental Petroleum Corp.	192,207	16,084

		72,784

FINANCIALS - 19.6%
Banks - 6.6%
Citigroup, Inc.	301,075	20,148
Wells Fargo & Co.	280,860	15,571

		35,719

Capital Markets - 4.4%
Goldman Sachs Group, Inc.	53,298	11,756
Oaktree Capital Group LLC	297,856	12,108

		23,864
Consumer Finance - 2.7%
Synchrony Financial	445,704	14,878

Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc., Class B (3)	110,000	20,531

Insurance - 2.1%
Chubb Ltd.	88,057	11,185

HEALTH CARE - 6.4%
Health Care Equipment & Supplies - 2.2%
Medtronic plc	138,602	11,866

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

Health Care Providers & Services - 1.7%
Cardinal Health, Inc.	187,830	9,172

Pharmaceuticals - 2.5%
Allergan plc	81,326	13,558

INDUSTRIALS - 5.4%
Construction & Engineering - 2.1%
Jacobs Engineering Group, Inc.	181,521	11,525

Trading Companies & Distributors - 3.3%
Air Lease Corp.	425,036	17,839

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 2.6%
Cisco Systems, Inc.	323,275	13,911

Internet Software & Services - 7.5%
Alphabet, Inc., Class C (3)(4)	21,812	24,334
Facebook, Inc., Class A (3)	84,571	16,434

		40,768
Software - 2.9%
Oracle Corp.	351,568	15,490

Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	117,650	21,778

MATERIALS - 9.9%
Chemicals - 9.9%
Celanese Corp., Series A	82,156	9,124
DowDuPont, Inc.	186,482	12,293
LyondellBasell Industries N.V., Class A	118,734	13,043
Nutrien Ltd. (2)	351,784	19,130

		53,590

REAL ESTATE - 2.0%
Equity Real Estate Investment Trusts (REITs) - 2.0%
Simon Property Group, Inc.	63,366	10,784

Total common stocks (Cost $371,207)		497,241

PREFERRED STOCK - 2.7%

INFORMATION TECHNOLOGY - 2.7%
Technology Hardware, Storage & Peripherals - 2.7%
Samsung Electronics Co., Ltd., 2.85% (1)(2)(4)	427,957	14,431

Total preferred stock (Cost $5,099)		14,431

ARTISAN VALUE FUND

Schedule of Investments - June 30, 2018

(Unaudited)

Dollar values in thousands

SHORT-TERM INVESTMENTS (CASH EQUIVALENTS) - 5.4%
MONEY MARKET FUNDS - 5.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class, 1.85%	9,894,795	9,895
Federated Treasury Obligations Fund - Institutional Class, 1.85%	9,894,795	9,895
Fidelity Treasury Fund - Institutional Class, 1.75%	9,894,751	9,894

Total short-term investments (cash equivalents) (Cost $29,684)		29,684

Total investments - 99.9% (Cost $405,990)		541,356

Other assets less liabilities - 0.1%		372

Total net assets - 100.0%(5)		$541,728

(1)

Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $30,399, or 5.6% of total net assets.

(2)	The Fund considers the company to be from outside the United States. See the Fund’s Statement of Additional Information for a description of the methodology used for country classifications.

Security	Country	Trading Currency
Cie Generale des Etablissements Michelin SCA	France	Euro
Nutrien Ltd.	Canada	U.S. dollar
Samsung Electronics Co., Ltd.	Korea	Korean won

(3)	Non-income producing security.
(4)	Non-voting shares.
(5)	Percentages for the various classifications relate to total net assets.

Company names are as reported by a data service provider and in some cases are translations; a company’s legal name may be different.

See Notes to Form N-Q.

TRADING CURRENCIES – June 30, 2018

Dollar values in thousands

	Value	Percentage of Total Investments
Euro	$15,968	2.9%
Korean won	14,431	2.7
U.S. dollar	510,957	94.4

Total investments	$541,356	100.0%

ARTISAN PARTNERS FUNDS, INC.

Notes to Form N-Q - June 30, 2018 (Unaudited)

As of June 30, 2018, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of fifteen series and follows specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

(A) Valuation:

The net asset value (“NAV”) of the shares of each class of each Fund was determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE was open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of the financial statements was considered in determining a fair value for investments held in each Fund and the resulting NAV presented. The NAV of each class of shares was determined by dividing the value of each Fund’s securities and other assets attributed to that class, less its liabilities attributed to that class, by the number of outstanding shares of that class of that Fund.

In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) traded on a securities exchange, including the Nasdaq Stock Market, or over-the-counter was valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security was valued using (i) the closing price on another exchange on which the security traded (if such price was made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid was not available, from a secondary exchange or in the over-the-counter market. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security. Exchange traded option contracts were valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts were valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Shares of open-end investment companies, including money market funds, were valued at the latest net asset value reported by the investment company.

Fixed income securities were valued at market value. Market values were generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.

Securities or other assets for which market quotations were not readily available were valued by the Funds’ valuation committee at a fair value determined in good faith under procedures established by and under the general supervision of the board of directors of the Funds. A market quotation was considered to be not readily available, and a Fund therefore used fair value pricing, if, among other things, there were no quotations, pricing data was not provided by an approved pricing vendor, the valuation committee believed that the quotation, price or market value resulting from the Funds’ valuation procedures did not reflect a fair value of the security or asset, or the value of the security or asset might have been materially affected by events occurring after the close of the market in which the security or asset was principally traded but before the time for determination of NAV (a “subsequent event”). A subsequent event could include a company-specific development, a development that might affect an entire market or region, a potentially global development or a significant change in values of market indices, ETFs or other financial instruments in the U.S. or other markets. The Funds monitored for subsequent events using several tools. In fair valuing non-U.S. equity securities and equity-linked securities, the Funds have used adjustment factors provided by a third party research service when there were subsequent events or expected or unexpected market closures. The third party research service utilized statistical data based on historical performance of securities, markets and other data in developing factors used to estimate a fair value.

When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair values utilized by the Funds as described above could differ in the future from the value realized on the sale of those securities or assets and the differences could be material to the NAV of the applicable Fund.

Securities and other assets and liabilities denominated in a foreign currency were translated into U.S. dollars using a spot market rate of exchange as of the time of determination of each Fund’s NAV on the day of valuation.

(B) Fair Value Measurements:

Under United States generally accepted accounting principles for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements. In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling

Notes to Form N-Q - (continued)

an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•

Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the U.S. where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note (A). A description of the fair value leveling techniques are described below:

Equity securities, money market funds, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, equity-linked securities and foreign currency forward contracts are generally categorized as Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.

The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2018 (in thousands):

Fund	Level 1 –Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs		Total
Developing World
Common Stocks(1)
Developed Markets	$303,296	$335,296	$—		$638,592
Emerging Asia	450,953	651,294	—		1,102,247
Europe, Middle East & Africa	74,488	145,197	—		219,685
Latin America	309,458	—	—		309,458
Money Market Funds	128,692	—	—		128,692
Total Investments	$1,266,887	$1,131,787	$—		$2,398,674
Emerging Markets
Common Stocks(1)
Developed Markets	$140	$2,100	$—		$2,240
Emerging Asia	7,229	27,053	—	(3)	34,282
Europe, Middle East & Africa	497	8,850	—		9,347
Latin America	6,287	—	—		6,287
Preferred Stocks(1)
Europe, Middle East & Africa	—	1,145	—		1,145
Latin America	1,650	—	—		1,650
Money Market Funds	621	—	—		621
Total Investments	$16,424	$39,148	$—	(3)	$55,572

Notes to Form N-Q - (continued)

Global Discovery
Common Stocks(1)
Americas	$27,160	$—		$—	$27,160
Emerging Markets	2,299	740		—	3,039
Europe	468	9,654		—	10,122
Pacific Basin	—	3,282		—	3,282
Preferred Stock(1)
Europe	—	491		—	491
Money Market Funds	1,542	—		—	1,542
Total Investments	$31,469	$14,167		$—	$45,636
Global Equity
Common Stocks(1)
Americas	$151,265	$—		$—	$151,265
Emerging Markets	15,763	15,208		—	30,971
Europe	9,622	125,557		—	135,179
Pacific Basin	—	15,941		—	15,941
Equity-Linked Security(1)
Europe	—	1,535		—	1,535
Preferred Stock(1)
Emerging Markets	2,904	—			2,904
Rights(1)
Europe	—	—	(4)	—	—	(4)
Total Investments	$179,554	$158,241		$—	$337,795
Global Opportunities
Common Stocks(1)
Americas	$1,537,131	$—		$—	$1,537,131
Emerging Markets	140,013	119,760		—	259,773
Europe	77,870	697,750		—	775,620
Pacific Basin	—	484,824		—	484,824
Money Market Funds	140,376	—		—	140,376
Total Investments	$1,895,390	$1,302,334		$—	$3,197,724
Global Value
Common Stocks(1)
Americas	$1,555,992	$—		$—	$1,555,992
Emerging Markets	223,146	272,963		—	496,109
Europe	—	1,102,749		—	1,102,749
Pacific Basin	—	47,947		—	47,947
Preferred Stock(1)
Emerging Markets	—	4,244		—	4,244
Money Market Funds	429,763	—		—	429,763
Total Investments	2,208,901	1,427,903		—	3,636,804
Foreign Currency Forward Contracts(2)	—	4,328		—	4,328
Total	$2,208,901	$1,432,231		$—	$3,641,132

Notes to Form N-Q - (continued)

High Income
Corporate Bonds(1)	$—	$2,197,993		$—		$2,197,993
Bank Loans(1)	—	689,725		—		689,725
Convertible Debentures(1)	—	25,335		—		25,335
Preferred Stocks(1)	—	2,517		6,392		8,909
Common Stock(1)	—	660		—		660
Corporate Bond Escrows(1)	—	—		—	(5)	—	(5)
Money Market Funds	206,944	—		—		206,944
Total Investments	$206,944	$2,916,230		$6,392		$3,129,566
International
Common Stocks(1)
Americas	$1,324,200	$—		$—		$1,324,200
Emerging Markets	556,944	826,703		—		1,383,647
Europe	20,885	8,317,939		—		8,338,824
Pacific Basin	—	839,887		—		839,887
Equity-Linked Security(1)
Europe	—	239,650		—		239,650
Preferred Stocks(1)
Emerging Markets	149,214	—		—		149,214
Europe	—	256,065		—		256,065
Rights(1)
Europe	—	—	(4)	—		—	(4)
Money Market Funds	610,087	—		—		610,087
Total Investments	$2,661,330	$10,480,244		$—		$13,141,574
International Small Cap
Common Stocks(1)
Americas	$28,852	$—		$—		$28,852
Emerging Markets	735	15,547		—		16,282
Europe	31,972	268,784		—		300,756
Pacific Basin	—	35,027		—		35,027
Money Market Funds	75,860	—		—		75,860
Total Investments	$137,419	$319,358		$—		$456,777
International Value
Common Stocks(1)
Americas	$1,989,309	$—		$—		$1,989,309
Emerging Markets	900,717	1,376,708		—		2,277,425
Europe	—	8,539,849		—		8,539,849
Pacific Basin	—	201,434		—		201,434
Preferred Stocks(1)
Emerging Markets	—	99,099		—		99,099
Money Market Funds	1,862,515	—		—		1,862,515
Total Investments	4,752,541	10,217,090		—		14,969,631
Foreign Currency Forward Contracts(2)	—	21,735		—		21,735
Total	$4,752,541	$10,238,825		$—		$14,991,366

Notes to Form N-Q - (continued)

Mid Cap
Common Stocks(1)
Americas	$5,646,097	$—	$—	$5,646,097
Emerging Markets	43,800	—	—	43,800
Europe	—	211,022	—	211,022
Pacific Basin	—	65,449	—	65,449
Money Market Funds	87,419	—	—	87,419
Total Investments	$5,777,316	$276,471	$—	$6,053,787
Mid Cap Value
Common Stocks(1)	$3,179,608	$—	$—	$3,179,608
Money Market Funds	284,073	—	—	284,073
Total Investments	$3,463,681	$—	$—	$3,463,681
Small Cap
Common Stocks(1)	$1,569,722	$—	$—	$1,569,722
Money Market Funds	50,997	—	—	50,997
Total Investments	$1,620,719	$—	$—	$1,620,719
Thematic
Common Stocks(1)	$47,195	$3,819	$623	$51,637
Purchased Option Contracts	422	—	—	422
Money Market Funds	4,783	—		4,783
Total Investments	52,400	3,819	623	56,842
Foreign Currency Forward Contracts(2)	—	66	—	66
Written Option Contracts	(65)	—	—	(65)
Total	$52,335	$3,885	$623	$56,843
Value
Common Stocks(1)
Americas	$481,273	$—	$—	$481,273
Europe	—	15,968	—	15,968
Preferred Stock(1)
Emerging Markets	—	14,431	—	14,431
Money Market Funds	29,684	—	—	29,684
Total Investments	$510,957	$30,399	$—	$541,356

(1)	See the Fund’s Schedule of Investments for sector or country classifications.
(2)	Foreign currency forward contracts are valued at unrealized appreciation (depreciation).
(3)	Common stock, valued at $0.
(4)	Rights, valued at $0.
(5)	Corporate bond escrows, valued at $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Funds recognize transfers between the levels as of the end of the period. At June 30, 2018, the fair value of certain securities was determined based on other observable inputs, such as quoted prices for securities of the same issuer that trade on a different exchange, or were adjusted due to local market holidays and developments that occurred between the time of close of foreign markets on which they trade and the close of regular session trading on the NYSE, which resulted in their Level 2 classification. There were no such developments at September 30, 2017, which resulted in transfers from Level 1 to Level 2. The following table summarizes security transfers from Level 1 to Level 2 for each applicable Fund as of June 30, 2018 (in thousands):

Notes to Form N-Q - (continued)

Transfers from Level 1 to Level 2
Developing World	$921,660
Emerging Markets	32,401
Global Discovery	9,560
Global Equity	95,828
Global Opportunities	1,021,105
Global Value	1,112,684
International	8,197,178
International Small Cap	218,054
International Value	8,841,610
Mid Cap	206,082
Value	30,399

Information about Level 3 fair value measurements (dollar values in thousands):

Assets	Fair Value at June 30, 2018		Valuation Technique(s)	Unobservable Input(s)	Impact to Fair Value from an Increase in Input
Emerging Markets Fund
Common Stock	$—	(1)	Discounts for illiquidity and uncertainty	Last quote in inactive market less 100% discount	N/A
High Income Fund
Corporate Bond Escrows	$—	(1)	Discounts for uncertainty of collectability	Last quote in inactive market less 100% discount	N/A
Preferred Stock	$6,392		Market multiples approach with discount for uncertainty of collectability	Enterprise Value/ Earnings before interest, taxes, depreciation and amortization multiple of 9.24x determined from comparable companies less 25% discount	Valuation decrease as discount increased
Thematic Fund
Common Stock	$623		Comparable company approach	Enterprise Value/ Earnings before interest, taxes, depreciation and Enterprise Value/ Revenue multiples determined from comparable companies	Increase

(1)	Includes one or more securities valued at $0.

As of June 30, 2018, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is as follows (in thousands):

	Emerging Markets Fund		High Income Fund		Thematic Fund
Balance as of September 30, 2017	$—	(1)	$4,863	(1)	$—
Transfers into Level 3	—		—		623
Net change in unrealized appreciation (depreciation)	—		1,529		—
Purchases	—		—		—
Sales	—		—		—
Realized Gain/Loss	—		—		—
Transfers out of Level 3	—		—		—

Notes to Form N-Q - (continued)

Balance as of June 30, 2018	$—	(1)	$6,392	(1)	$623

Net change in unrealized appreciation (depreciation) for investments held as of June 30, 2018	$—		$1,529		$—

(1)	Includes one or more securities valued at $0.

(C) Transactions in securities of affiliates:

The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2018 (dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the Investment Company Act of 1940, as amended) during the period ended June 30, 2018.

		As of 9/30/2017				Net Increase (Decrease) in		As of 6/30/2018
Fund	Security	Share Balance	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Dividend Income@	Share Balance	Value
International Small Cap

	SyntheticMR AB	235,564	$3,272	$624	$(63)	$439	$—	303,754	$11,123

	Total		$3,272	$624	$(63)	$439	$—		$11,123

International Value

	Arch Capital Group Ltd.†	6,295,616	$47,322	$2,139	$(143)	$(124,128)	$—	20,447,091	$541,030
	Panalpina Welttransport Holding AG	2,385,384	6,339	11,847	864	(23,560)	5,754	2,360,124	321,346

	Total		$53,661	$13,986	$721	$(147,688)	$5,754		$862,376

@	Net of foreign taxes withheld, if any.
†	Issuer was not an affiliate as of September 30, 2017.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), that the Disclosure Controls are effectively designed to provide reasonable assurance that the information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), are attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Artisan Partners Funds, Inc.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric R. Colson
Eric R. Colson
Principal Executive Officer

Date:	August 28, 2018

By:	/s/ Gregory K. Ramirez
Gregory K. Ramirez
Principal Financial Officer

Date:	August 28, 2018